UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4133
RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.

(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: September 30
Date of reporting period: December 31, 2010

Item 1. Schedule of Investments

Portfolio of Investments
Columbia Strategic Allocation Fund
Dec. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (54.9%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.2%)
BAE Systems PLC	240,216	(c)	$1,236,078
Ceradyne, Inc.	6,829	(b)	215,318
Cubic Corp.	9,900		466,785
L-3 Communications Holdings, Inc.	4,100	(m)	289,009
Lockheed Martin Corp.	13,026		910,648
MTU Aero Engines Holding AG	13,945	(c,m)	931,466
National Presto Industries, Inc.	2,653	(m)	344,917
Northrop Grumman Corp.	19,000	(m)	1,230,820
Raytheon Co.	51,636	(m)	2,392,812
Rockwell Collins, Inc.	7,600		442,776
United Technologies Corp.	58,649		4,616,849

Total			13,077,478

Airlines (0.2%)
Alaska Air Group, Inc.	1,511	(b)	85,659
Allegiant Travel Co.	2,577	(m)	126,891
Copa Holdings SA, Class A	5,200	(c)	305,968
Hawaiian Holdings, Inc.	44,261	(b,m)	347,006
Turk Hava Yollari AO	220,853	(c)	775,427
U.S. Airways Group, Inc.	11,600	(b,m)	116,116
United Continental Holdings, Inc.	35,200	(b,m)	838,464

Total			2,595,531

Auto Components (0.6%)
American Axle & Manufacturing Holdings, Inc.	3,600	(b)	46,296
Autoliv, Inc.	12,980	(c,m)	1,024,641
Cooper Tire & Rubber Co.	11,520		271,642
Dana Holding Corp.	4,500	(b)	77,445
Exedy Corp.	11,800	(c)	381,686
Fuel Systems Solutions, Inc.	11,900	(b)	349,622
Hankook Tire Co., Ltd.	9,400	(c)	264,984
Hyundai Mobis	3,295	(c)	831,806
Lear Corp.	10,100	(b,m)	996,971
Nokian Renkaat OYJ	6,475	(c)	237,998
Shiloh Inds, Inc.	700		8,365
Superior Industries International, Inc.	9,800		207,956
Tenneco, Inc.	13,478	(b,m)	554,754
TRW Automotive Holdings Corp.	19,575	(b)	1,031,602

Total			6,285,768

Automobiles (0.2%)
Astra International Tbk PT	49,660	(c)	301,287
Hyundai Motor Co.	2,171	(c)	334,206
Nissan Motor Co., Ltd.	173,100	(c)	1,638,106

Total			2,273,599

Beverages (0.3%)
Boston Beer Co., Inc., Class A	3,700	(b,m)	351,833

Issuer	Shares		Value(a)
Carlsberg A/S, Series B	13,658	(c)	1,371,900
Cott Corp.	98,700	(b,c)	889,287
The Coca-Cola Co.	1,501		98,721

Total			2,711,741

Biotechnology (0.7%)
Amgen, Inc.	18,930	(b)	1,039,257
Biogen Idec, Inc.	63,000	(b)	4,224,150
Cephalon, Inc.	17,902	(b,m)	1,104,911
Cepheid, Inc.	1,600	(b)	36,400
Cubist Pharmaceuticals, Inc.	6,624	(b,m)	141,754
Gilead Sciences, Inc.	17,700	(b)	641,448
Martek Biosciences Corp.	12,200	(b)	381,860

Total			7,569,780

Building Products (—%)
AAON, Inc.	16,300	(m)	459,823

Capital Markets (1.1%)
American Capital Ltd.	42,500	(b)	321,300
Arlington Asset Investment Corp.	13,500		323,865
Credit Suisse Group AG	17,577	(c)	709,202
Franklin Resources, Inc.	22,093		2,456,963
GAMCO Investors, Inc., Class A	1,400		67,214
Gladstone Capital Corp.	8,800		101,376
Gladstone Investment Corp.	23,400		179,010
ICAP PLC	105,921	(c)	883,621
Intermediate Capital Group PLC	202,378	(c)	1,050,527
MCG Capital Corp.	55,900	(m)	389,623
MVC Capital, Inc.	4,550	(m)	66,430
NGP Capital Resources Co.	15,400	(m)	141,680
SEI Investments Co.	3,400		80,886
Solar Capital Ltd.	9,700	(m)	240,366
T Rowe Price Group, Inc.	43,493	(m)	2,807,037
TICC Capital Corp.	38,700		433,827
Tokai Tokyo Financial Holdings, Inc.	148,000	(c)	559,308
Waddell & Reed Financial, Inc., Class A	28,800		1,016,352

Total			11,828,587

Chemicals (1.2%)
Asian Paints Ltd.	5,340	(c)	343,898
BASF SE	32,028	(c)	2,570,146
CF Industries Holdings, Inc.	3,000		405,450
Clariant AG	78,079	(b,c,m)	1,584,950
Eastman Chemical Co.	2,431	(m)	204,398
EI du Pont de Nemours & Co.	4,600	(m)	229,448
Ferro Corp.	2,600	(b)	38,064
Hawkins, Inc.	8,600		381,840
Hitachi Chemical Co., Ltd.	38,000	(c)	783,450
Huabao Intl Holdings, Ltd.	183,540	(c)	297,084
Innophos Holdings, Inc.	7,345	(m)	265,008
Israel Chemicals Ltd.	11,058	(c)	191,203
Kraton Performance Polymers, Inc.	9,000	(b,m)	278,550
LG Chem Ltd.	790	(c)	274,253
Lubrizol Corp.	8,384		896,082
Minerals Technologies, Inc.	7,700		503,657
NewMarket Corp.	3,917	(m)	483,240
PPG Industries, Inc.	18,251		1,534,362
Stepan Co.	2,314		176,489

Issuer	Shares		Value(a)
The Scotts Miracle-Gro Co., Class A	8,200		416,314
Westlake Chemical Corp.	13,200		573,804
Yingde Gases	113,000	(b,c)	100,467

Total			12,532,157

Commercial Banks (2.7%)
1st Source Corp.	3,600		72,864
Australia & New Zealand Banking Group Ltd.	82,274	(c)	1,962,786
Banco Bilbao Vizcaya Argentaria SA	108,553	(c)	1,106,701
Banco Bradesco SA, ADR	13,500	(c,m)	273,915
Banco Latinoamericano de Comercio Exterior SA, Series E	27,100	(c)	500,266
Banco Santander Chile, ADR	2,266	(c,m)	211,803
Banco Santander SA	177,570	(c)	1,892,851
Bangkok Bank PCL	87,700	(c)	445,328
Bank Central Asia Tbk PT	285,780	(c)	203,418
Bank of China Ltd., Series H	2,258,980	(c,m)	1,191,690
Bank Rakyat Indonesia Persero Tbk PT	244,880	(c)	285,964
Bank Tabungan Pensiunan Nasional Tbk PT	52,000	(b,c)	76,395
BNP Paribas	22,436	(c)	1,427,940
Century Bancorp, Inc., Class A	700		18,753
China Construction Bank Corp., Series H	522,000	(c)	468,134
CIMB Group Holdings Bhd	226,800	(c)	629,486
CIT Group, Inc.	22,100	(b)	1,040,910
Enterprise Financial Services Corp.	16,500		172,590
Fifth Third Bancorp	152,538	(m)	2,239,257
HDFC Bank Ltd., ADR	2,690	(c,m)	449,526
HSBC Holdings PLC	131,630	(c)	1,336,388
Huntington Bancshares, Inc.	16,100		110,607
ICICI Bank Ltd., ADR	10,756	(c)	544,684
Indian Bank	84,562	(c)	466,888
Industrial & Commercial Bank of China, Series H	632,070	(c)	470,881
International Bancshares Corp.	25,400	(m)	508,762
Itaú Unibanco Holding SA, ADR	52,200	(c)	1,253,322
Kasikornbank PCL	139,400	(c)	605,131
KeyCorp	157,283		1,391,955
MainSource Financial Group, Inc.	12,800	(m)	133,248
Metropolitan Bank & Trust	172,570	(c)	282,331
MidWestOne Financial Group, Inc.	18,400	(m)	278,024
National Bank of Greece SA	46,192	(b,c)	373,584
Oriental Financial Group, Inc.	15,100	(c,m)	188,599
Punjab National Bank Ltd.	10,700	(c)	319,564
Republic Bancorp, Inc., Class A	19,300	(m)	458,375
Security Bank Corp.	122,940	(c)	240,478
Southwest Bancorp, Inc.	1,700		21,080
Standard Bank Group Ltd.	7	(c)	114
Sumitomo Mitsui Financial Group, Inc.	55,700	(c)	1,972,906
Svenska Handelsbanken AB, Series A	33,827	(c)	1,083,335
Turkiye Garanti Bankasi AS	97,903	(c)	497,790
Turkiye Halk Bankasi AS	28,283	(c)	240,902
Union Bank of India	21,000	(c)	163,067
Virginia Commerce Bancorp, Inc.	63,800	(b,m)	394,284
West Bancorporation, Inc.	3,600	(m)	28,044

Total			28,034,920

Commercial Services & Supplies (0.7%)
Aeon Delight Co., Ltd.	46,600	(c)	915,543
Avery Dennison Corp.	22,100		935,714
Courier Corp.	20,300		315,056
Deluxe Corp.	22,400	(m)	515,648

Issuer	Shares		Value(a)
G&K Services, Inc., Class A	9,300		287,463
Pitney Bowes, Inc.	38,700	(m)	935,766
Rollins, Inc.	19,500		385,125
RR Donnelley & Sons Co.	153,387		2,679,671
The Brink’s Co.	17,600		473,088

Total			7,443,074

Communications Equipment (0.2%)
ADTRAN, Inc.	9,100	(m)	329,511
Anaren, Inc.	7,700	(b)	160,545
Harris Corp.	20,000	(m)	905,999
O-Net Communications Group Ltd.	636,310	(b,c)	447,022
Plantronics, Inc.	13,971		520,001

Total			2,363,078

Computers & Peripherals (2.0%)
Apple, Inc.	33,145	(b)	10,691,252
Lexmark International, Inc., Class A	115,000	(b,m)	4,004,300
SanDisk Corp.	90,100	(b)	4,492,386
STEC, Inc.	14,300	(b,m)	252,395
Synaptics, Inc.	8,400	(b)	246,792
Western Digital Corp.	30,900	(b)	1,047,510
Wistron Corp.	202,775	(c)	413,940

Total			21,148,575

Construction & Engineering (0.3%)
CTCI Corp.	705,000	(c)	789,848
Great Lakes Dredge & Dock Corp.	55,400		408,298
KBR, Inc.	31,059		946,368
Maire Tecnimont SpA	248,382	(c)	1,094,460

Total			3,238,974

Construction Materials (0.1%)
Ciments Francais SA	5,506	(c)	533,631
Holcim Indonesia Tbk PT	693,500	(b,c)	173,469
Indocement Tunggal Prakarsa Tbk PT	265,500	(c)	470,716
Siam Cement PCL	11,900	(c)	142,991

Total			1,320,807

Consumer Finance (0.9%)
Capital One Financial Corp.	56,800		2,417,408
Credit Acceptance Corp.	5,100	(b)	320,127
Discover Financial Services	309,622		5,737,296
Dollar Financial Corp.	1,100	(b)	31,493
Nelnet, Inc., Class A	18,300		433,527
Shriram Transport Finance Co., Ltd.	10,300	(c)	179,973

Total			9,119,824

Containers & Packaging (0.1%)
Ball Corp.	13,100		891,455
Boise, Inc.	13,500	(m)	107,055
Crown Holdings, Inc.	15,700	(b,m)	524,066

Total			1,522,576

Distributors (—%)
Imperial Holdings Ltd.	8,640	(c)	166,767
Li & Fung Ltd.	48,000	(c)	278,538

Total			445,305

Issuer	Shares		Value(a)
Diversified Consumer Services (0.2%)
Bridgepoint Education, Inc.	24,100	(b,m)	457,900
CPI Corp.	5,900		133,045
ITT Educational Services, Inc.	8,500	(b,m)	541,365
Lincoln Educational Services Corp.	7,800		120,978
Pre-Paid Legal Services, Inc.	6,925	(b,m)	417,231
Sotheby’s	7,450	(m)	335,250

Total			2,005,769

Diversified Financial Services (1.3%)
AMMB Holdings Bhd	175,200	(c)	401,845
BM&FBovespa SA	53,300	(c)	421,330
Citigroup, Inc.	968,454	(b)	4,580,787
ING Groep NV-CVA	118,031	(b,c)	1,148,666
JPMorgan Chase & Co.	125,000		5,302,500
NYSE Euronext	59,100		1,771,818
The NASDAQ OMX Group, Inc.	9,300	(b)	220,503

Total			13,847,449

Diversified Telecommunication Services (1.2%)
AboveNet, Inc.	600		35,076
AT&T, Inc.	40,788	(m)	1,198,351
Bezeq The Israeli Telecommunication Corp., Ltd.	346,319	(c)	1,064,449
Chunghwa Telecom Co., Ltd., ADR	19,779	(c,m)	499,815
Neutral Tandem, Inc.	2,400	(b)	34,656
Qwest Communications International, Inc.	73,785		561,504
Tele2 AB, Series B	62,008	(c)	1,288,941
Telefonica SA	24,701	(c)	564,132
Telenor ASA	47,489	(c)	775,731
Verizon Communications, Inc.	193,649	(m)	6,928,762

Total			12,951,417

Electric Utilities (1.0%)
Edison International	24,700		953,420
El Paso Electric Co.	18,600	(b)	512,058
Enel SpA	142,150	(c)	712,582
Exelon Corp.	124,542		5,185,929
FirstEnergy Corp.	3,200	(m)	118,464
Fortum OYJ	52,962	(c,m)	1,598,104
IDACORP, Inc.	6,400		236,672
Portland General Electric Co.	23,800		516,460
Unisource Energy Corp.	13,700	(m)	491,008

Total			10,324,697

Electrical Equipment (0.6%)
Acuity Brands, Inc.	6,800	(m)	392,156
AZZ, Inc.	3,200		128,032
Brady Corp., Class A	16,000		521,760
Emerson Electric Co.	15,481		885,049
Franklin Electric Co., Inc.	10,200	(m)	396,984
LS Corp.	2,100	(c)	198,460
Mitsubishi Electric Corp.	129,000	(c)	1,348,454
Schneider Electric SA	9,474	(c)	1,418,463
Sun King Power Electronics Group	536,000	(b,c)	151,034
Vicor Corp.	5,400		88,560
Zhuzhou CSR Times Electric Co., Ltd., Series H	116,000	(c)	455,970

Total			5,984,922

Issuer	Shares		Value(a)
Electronic Equipment, Instruments & Components (0.9%)
Anixter International, Inc.	9,158		547,007
Daktronics, Inc.	10,400		165,568
Dolby Laboratories, Inc., Class A	2,400	(b)	160,080
Electro Rent Corp.	12,300		198,768
Fabrinet	6,500	(b,c)	139,750
FUJIFILM Holdings Corp.	30,600	(c)	1,102,579
Halma PLC	157,249	(c)	880,263
Hitachi Ltd.	107,000	(c)	568,291
Hon Hai Precision Industry Co., Ltd.	209,290	(c)	845,129
Littelfuse, Inc.	9,837		462,929
Measurement Specialties, Inc.	12,200	(b)	358,070
Murata Manufacturing Co., Ltd.	18,400	(c)	1,284,899
Power-One, Inc.	35,900	(b,m)	366,180
Richardson Electronics Ltd.	17,800		208,082
Vishay Intertechnology, Inc.	76,538	(b,m)	1,123,578
WPG Holdings Co., Ltd.	178,340	(c)	345,060
Young Fast Optoelectronics Co., Ltd.	19,765	(c)	189,173

Total			8,945,406

Energy Equipment & Services (1.0%)
Core Laboratories NV	7,411	(c,m)	659,950
Diamond Offshore Drilling, Inc.	11,600	(m)	775,692
Eurasia Drilling Co., Ltd., GDR	2,900	(c,d)	94,250
Gulf Island Fabrication, Inc.	11,000		309,980
National Oilwell Varco, Inc.	56,029		3,767,951
Noble Corp.	36,655	(c,m)	1,311,149
Oceaneering International, Inc.	14,600	(b)	1,074,998
PHI, Inc.	23,200	(b)	437,088
RPC, Inc.	9,900	(m)	179,388
Shinko Plantech Co., Ltd.	103,800	(c)	956,325
Tecnicas Reunidas SA	10,848	(c)	692,009

Total			10,258,780

Food & Staples Retailing (1.3%)
BIM Birlesik Magazalar AS	6,410	(c)	218,807
CP ALL PCL	265,180	(c)	345,934
Drogasil SA	25,830	(c)	209,937
Eurocash SA	31,715	(c)	279,119
George Weston Ltd.	11,617	(c)	980,701
Grupo Comercial Chedraui SA de CV	59,100	(b,c,m)	179,992
Koninklijke Ahold NV	96,908	(c)	1,279,402
Magnit OJSC, GDR	9,032	(c,d,g)	264,638
Ruddick Corp.	7,611	(m)	280,389
Seven & I Holdings Co., Ltd.	54,300	(c)	1,445,139
Walgreen Co.	31,000		1,207,760
Wal-Mart Stores, Inc.	126,150		6,803,269
X5 Retail Group NV, GDR	3,560	(b,c,d)	164,650

Total			13,659,737

Food Products (1.2%)
Balrampur Chini Mills Ltd.	314,753	(c)	618,944
Cal-Maine Foods, Inc.	13,709	(m)	432,930
Campbell Soup Co.	17,700	(m)	615,075
Charoen Pokphand Foods PCL	249,230	(c)	204,806
Corn Products International, Inc.	4,500		207,000
Hormel Foods Corp.	15,600	(m)	799,656
Marine Harvest ASA	1,231,230	(c)	1,311,026

Issuer	Shares		Value(a)
Nestlé SA	24,451	(c)	1,435,039
Nippon Indosari Corpindo Tbk PT	64,000	(b,c)	18,876
Parmalat SpA	409,068	(c,m)	1,122,514
The Hershey Co.	110,429		5,206,727
Tyson Foods, Inc., Class A	26,600		458,052
Universal Robina Corp.	140,460	(c)	111,857

Total			12,542,502

Gas Utilities (0.3%)
Chesapeake Utilities Corp.	5,200		215,904
Energen Corp.	7,500		361,950
ENN Energy Holdings Ltd.	145,340	(c)	435,721
PT Perusahaan Gas Negara Tbk	2,072,660	(c)	1,020,837
Southwest Gas Corp.	14,100	(m)	517,047
Towngas China Co., Ltd.	183,000	(c)	87,827
UGI Corp.	27,900		881,082

Total			3,520,368

Health Care Equipment & Supplies (0.3%)
CR Bard, Inc.	11,300		1,037,001
Cyberonics, Inc.	15,700	(b)	487,014
Haemonetics Corp.	2,600	(b,m)	164,268
Invacare Corp.	13,700	(m)	413,192
St. Shine Optical Co., Ltd.	24,000	(c)	320,022
STERIS Corp.	2,884		105,151
Varian Medical Systems, Inc.	9,600	(b,m)	665,088

Total			3,191,736

Health Care Providers & Services (1.4%)
Air Methods Corp.	8,000	(b)	450,160
AMERIGROUP Corp.	12,351	(b,m)	542,456
Amil Participacoes SA	27,480	(c)	294,488
Chemed Corp.	8,300		527,133
Corvel Corp.	9,100	(b)	439,985
Fleury SA	20,000	(c)	320,891
Healthspring, Inc.	18,285	(b)	485,101
Humana, Inc.	18,300	(b)	1,001,742
Laboratory Corp. of America Holdings	12,000	(b)	1,055,040
Magellan Health Services, Inc.	10,278	(b)	485,944
Metropolitan Health Networks, Inc.	14,100	(b)	63,027
Miraca Holdings, Inc.	35,200	(c)	1,413,540
National Research Corp.	4,691		160,667
Odontoprev SA	16,300	(c)	246,217
PSS World Medical, Inc.	22,200	(b,m)	501,720
The Ensign Group, Inc.	13,600		338,232
The Providence Service Corp.	15,400	(b)	247,478
UnitedHealth Group, Inc.	147,790		5,336,696
Universal American Corp.	26,475	(m)	541,414
US Physical Therapy, Inc.	10,500	(b)	208,110

Total			14,660,041

Health Care Technology (—%)
Computer Programs & Systems, Inc.	9,100		426,244

Hotels, Restaurants & Leisure (0.1%)
Ctrip.com International Ltd., ADR	5,451	(b,c)	220,493
OPAP SA	28,874	(c)	499,468
Ruby Tuesday, Inc.	4,200	(b)	54,852

Total			774,813

Issuer	Shares		Value(a)
Household Durables (0.6%)
Arnest One Corp.	82,800	(c)	1,061,243
Forbo Holding AG	1,388	(c)	877,513
Foster Electric Co., Ltd.	45,000	(c)	1,327,342
Garmin Ltd.	26,821	(c,m)	831,183
Kid Brands, Inc.	10,100	(b)	86,355
LG Electronics, Inc.	2,262	(c)	236,601
MRV Engenharia e Participacoes SA	27,900	(c)	262,203
SEB SA	11,787	(c)	1,224,781
Woongjin Coway Co., Ltd.	7,090	(c)	253,595

Total			6,160,816

Household Products (0.3%)
Energizer Holdings, Inc.	7,400	(b)	539,460
Kimberly-Clark Corp.	26,200		1,651,648
Kimberly-Clark de Mexico SAB de CV	37,310	(c)	228,137
McBride PLC	180,701	(c)	529,722
Oil-Dri Corp of America	1,800		38,682
WD-40 Co.	5,200	(m)	209,456

Total			3,197,105

Independent Power Producers & Energy Traders (0.2%)
Aboitiz Power Corp.	431,670	(c)	305,729
Energy Development Corp.	783,100	(c)	104,758
International Power PLC	255,342	(c)	1,742,327

Total			2,152,814

Industrial Conglomerates (1.1%)
DCC PLC	33,794	(c)	1,066,149
General Electric Co.	426,729		7,804,874
Raven Industries, Inc.	7,300	(m)	348,137
Seaboard Corp.	235		467,885
Tredegar Corp.	18,500		358,530
Tyco International Ltd.	33,301		1,379,993

Total			11,425,568

Insurance (2.1%)
Aflac, Inc.	41,505		2,342,127
Allianz SE	7,530	(c)	895,313
American Equity Investment Life Holding Co.	38,700	(m)	485,685
Axis Capital Holdings Ltd.	28,238		1,013,179
Brown & Brown, Inc.	38,700		926,478
China Life Insurance Co., Ltd., ADR	1,000	(c,m)	61,170
China Life Insurance Co., Ltd., Series H	94,000	(c,m)	384,007
CNO Financial Group, Inc.	43,349	(b)	293,906
Delphi Financial Group, Inc., Class A	17,100		493,164
FBL Financial Group, Inc., Class A	14,900	(m)	427,183
Flagstone Reinsurance Holdings SA	815	(c)	10,269
Hartford Financial Services Group, Inc.	152,798		4,047,619
Horace Mann Educators Corp.	20,741		374,168
Lincoln National Corp.	23,400		650,754
Meadowbrook Insurance Group, Inc.	43,202		442,821
National Financial Partners Corp.	11,625	(b)	155,775
Principal Financial Group, Inc.	4,500	(m)	146,520
Protective Life Corp.	34,314		914,125
Prudential Financial, Inc.	14,907		875,190

Issuer	Shares		Value(a)
Reinsurance Group of America, Inc.	17,000	(m)	913,070
Sampo OYJ, Series A	51,439	(c)	1,375,965
Torchmark Corp.	22,100		1,320,254
Transatlantic Holdings, Inc.	15,300		789,786
XL Group PLC	28,054		612,138
Zurich Financial Services AG	6,350	(c)	1,647,434

Total			21,598,100

Internet & Catalog Retail (0.2%)
Dena Co., Ltd.	17,069	(c)	611,754
priceline.com, Inc.	3,455	(b)	1,380,445

Total			1,992,199

Internet Software & Services (0.3%)
Baidu, Inc., ADR	4,460	(b,c)	430,524
Internet Capital Group, Inc.	31,800	(b)	452,196
j2 Global Communications, Inc.	15,800	(b,m)	457,410
Liquidity Services, Inc.	24,200	(b)	340,010
Mail.ru Group Ltd., GDR	4,365	(b,c,d)	157,140
NHN Corp.	1,592	(b,c)	320,420
Tencent Holdings Ltd.	13,200	(c)	286,861
Travelzoo, Inc.	12,800	(b)	527,616
ValueClick, Inc.	33,800	(b,m)	541,813

Total			3,513,990

IT Services (1.3%)
Acxiom Corp.	26,700	(b,m)	457,905
Broadridge Financial Solutions, Inc.	37,600		824,568
CSG Systems International, Inc.	22,398	(b)	424,218
DST Systems, Inc.	12,800	(m)	567,680
IBM Corp.	46,404		6,810,251
iGate Corp.	10,500	(m)	206,955
Infosys Technologies Ltd.	6,263	(c,m)	482,370
Infosys Technologies Ltd., ADR	740	(c)	56,299
Lender Processing Services, Inc.	20,700	(m)	611,064
MAXIMUS, Inc.	7,300	(m)	478,734
Syntel, Inc.	8,800		420,552
TeleTech Holdings, Inc.	27,984	(b)	576,191
Teradata Corp.	2,800	(b)	115,248
The Western Union Co.	59,900	(m)	1,112,343
Total System Services, Inc.	51,200	(m)	787,456
VeriFone Systems, Inc.	1,900	(b,m)	73,264

Total			14,005,098

Leisure Equipment & Products (0.2%)
Altek Corp.	455,108	(c)	692,093
Arctic Cat, Inc.	19,100	(b)	279,624
Giant Manufacturing Co., Ltd.	70,000	(c)	286,274
Jakks Pacific, Inc.	21,499	(b,m)	391,712
Polaris Industries, Inc.	5,863	(m)	457,431
Sturm Ruger & Co., Inc.	26,500		405,185

Total			2,512,319

Life Sciences Tools & Services (0.1%)
Bruker Corp.	13,000	(b)	215,800
Dionex Corp.	1,600	(b)	188,816
Waters Corp.	12,600	(b,m)	979,146

Total			1,383,762

Issuer	Shares		Value(a)
Machinery (0.8%)
Briggs & Stratton Corp.	9,900	(m)	194,931
CLARCOR, Inc.	13,000		557,570
Crane Co.	17,300		710,511
Cummins, Inc.	3,026	(m)	332,890
Eaton Corp.	18,742		1,902,501
Joy Global, Inc.	12,855		1,115,171
Parker Hannifin Corp.	14,500		1,251,350
Sany Heavy Equipment International Holdings Co., Ltd.	168,000	(c)	247,720
Scania AB Series B	19,989	(c)	460,995
Tennant Co.	12,000		460,920
The Gorman-Rupp Co.	8,400		271,488
The Toro Co.	2,000		123,280
Thermax Ltd.	5,338	(c)	104,079
Timken Co.	17,900		854,367

Total			8,587,773

Media (0.7%)
Clear Channel Outdoor Holdings, Inc. Cl A	21,300	(b)	299,052
DIRECTV, Class A	40,000	(b)	1,597,200
DISH Network Corp., Class A	35,741	(b)	702,668
EW Scripps Co., Class A	10,100	(b,m)	102,515
Gannett Co., Inc.	14,744		222,487
Naspers Ltd., Series N	8,561	(c)	502,868
Sinclair Broadcast Group, Class A	23,000		188,140
The McGraw-Hill Companies, Inc.	44,600		1,623,886
Time Warner Cable, Inc.	34,400		2,271,432
Valassis Communications, Inc.	3,400	(b)	109,990

Total			7,620,238

Metals & Mining (2.1%)
Anglo Platinum Ltd.	2,984	(b,c)	313,612
AngloGold Ashanti Ltd., ADR	3,900	(c)	191,997
Aurubis AG	19,371	(c)	1,130,338
BHP Billiton Ltd.	56,661	(c,m)	2,619,547
Brush Engineered Materials, Inc.	3,456	(b)	133,540
Centerra Gold, Inc.	40,140	(c)	798,454
Cia de Minas Buenaventura SA, ADR	4,984	(c)	244,017
Cliffs Natural Resources, Inc.	16,571		1,292,704
Eastern Platinum Ltd.	543,350	(b,c)	964,237
Eurasian Natural Resources Corp., PLC	20,321	(c)	332,075
First Quantum Minerals Ltd.	8,510	(c,m)	921,476
Freeport-McMoRan Copper & Gold, Inc.	25,016		3,004,171
Gold Fields Ltd., ADR	13,628	(c)	247,076
Golden Star Resources Ltd.	20,200	(b)	92,718
Gujarat NRE Coke Ltd.	70,132	(c)	102,688
Mechel, ADR	11,757	(c)	343,657
Newmont Mining Corp.	84,800		5,209,263
OneSteel Ltd.	226,349	(c)	598,965
POSCO	699	(c)	301,073
Southern Copper Corp.	5,930		289,028
Sterlite Industries India Ltd.	53,273	(c)	222,448
Tata Steel Ltd.	25,500	(c)	388,148
Vale SA	47,220	(c)	1,572,958
Vale SA, ADR	8,569	(c)	265,780

Total			21,579,970

Issuer	Shares		Value(a)
Multiline Retail (0.7%)
Clicks Group Ltd.	56,870	(c)	373,186
Dillard’s, Inc., Class A	17,307	(d)	656,628
Dollar Tree, Inc.	14,500	(b,m)	813,160
Family Dollar Stores, Inc.	80,133	(d,m)	3,983,411
Golden Eagle Retail Group Ltd.	104,130	(c)	256,708
Macy’s, Inc.	58,054		1,468,766
Retail Ventures, Inc.	7,600	(b,m)	123,880

Total			7,675,739

Multi-Utilities (0.9%)
AGL Energy Ltd.	71,408	(c)	1,111,143
Alliant Energy Corp.	23,400	(m)	860,418
NiSource, Inc.	48,700	(m)	858,094
NSTAR	21,600		911,304
OGE Energy Corp.	18,900		860,706
Public Service Enterprise Group, Inc.	104,400		3,320,964
RWE AG	17,498	(c)	1,171,931

Total			9,094,560

Oil, Gas & Consumable Fuels (4.6%)
Alpha Natural Resources, Inc.	19,100	(b)	1,146,573
Apache Corp.	47,056		5,610,487
Arch Coal, Inc.	18,500		648,610
AWE Ltd.	591,315	(b,c,m)	1,069,339
Banpu PCL	10,150	(c)	267,460
Bill Barrett Corp.	3,560	(b,m)	146,423
BP PLC	224,587	(c)	1,630,350
Chevron Corp.	93,594		8,540,452
China Shenhua Energy Co., Ltd., Series H	108,000	(c)	453,011
Cimarex Energy Co.	12,131		1,073,957
Cloud Peak Energy, Inc.	22,300	(b)	518,029
CNOOC Ltd.	181,000	(c)	429,444
ConocoPhillips	86,051		5,860,073
Devon Energy Corp.	3,800		298,338
Exxon Mobil Corp.	56,475	(m)	4,129,452
International Coal Group, Inc.	71,700	(b)	554,958
James River Coal Co.	22,100	(b,m)	559,793
Japan Petroleum Exploration Co.	23,000	(c)	872,534
Lukoil OAO, ADR	15,286	(c)	863,659
Murphy Oil Corp.	2,500		186,375
OGX Petroleo e Gas Participacoes SA	46,770	(b,c)	563,155
Peabody Energy Corp.	21,400		1,369,172
Petroleo Brasileiro SA, ADR	5,300	(c)	181,101
Petroleum Development Corp.	5,942	(b,m)	250,812
QEP Resources, Inc.	6,942		252,064
Rosneft Oil Co., GDR	185,076	(c)	1,325,144
Royal Dutch Shell PLC, Series B	44,687	(c)	1,473,742
Stone Energy Corp.	325	(b)	7,244
Straits Asia Resources Ltd.	84,490	(c,m)	164,167
Sunoco, Inc.	21,600		870,696
Tambang Batubara Bukit Asam Tbk PT	111,500	(c)	284,598
Total SA	25,622	(c)	1,358,072
VAALCO Energy, Inc.	54,300	(b)	388,788
Valero Energy Corp.	72,300		1,671,576
W&T Offshore, Inc.	32,800		586,136
Western Refining, Inc.	29,900	(b,m)	316,342
Whiting Petroleum Corp.	1,807	(b)	211,762
World Fuel Services Corp.	18,639	(m)	673,986
Yanzhou Coal Mining Co., Ltd., Series H	424,980	(c)	1,298,672

Total			48,106,546

Issuer	Shares		Value(a)
Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.	15,400		323,554
Clearwater Paper Corp.	5,337	(b)	417,887
Domtar Corp.	8,200	(c)	622,544
KapStone Paper and Packaging Corp.	4,558	(b,m)	69,737
Neenah Paper, Inc.	7,000		137,760
Svenska Cellulosa AB, Series B	73,521	(c,m)	1,163,000

Total			2,734,482

Personal Products (0.2%)
Dabur India Ltd.	117,140	(c)	262,713
Herbalife Ltd.	12,700	(c)	868,299
Hypermarcas SA	18,100	(b,c)	245,511
Nu Skin Enterprises, Inc., Class A	15,288	(m)	462,615
Revlon, Inc., Class A	1,000	(b)	9,840
The Estee Lauder Companies, Inc., Class A	7,900	(m)	637,530
USANA Health Sciences, Inc.	2,900	(b)	126,005

Total			2,612,513

Pharmaceuticals (2.7%)
Abbott Laboratories	50,348		2,412,172
AstraZeneca PLC	9,105	(c)	414,849
AstraZeneca PLC, ADR	29,040	(c,m)	1,341,358
Eli Lilly & Co.	149,115	(m)	5,224,989
Endo Pharmaceuticals Holdings, Inc.	23,990	(b)	856,683
Forest Laboratories, Inc.	29,900	(b)	956,202
Genomma Lab Internacional SAB de CV	99,840	(b,c,m)	242,898
GlaxoSmithKline PLC	58,300	(c)	1,127,250
Hi-Tech Pharmacal Co., Inc.	7,300	(b,m)	182,135
Impax Laboratories, Inc.	2,984	(b,m)	60,008
Johnson & Johnson	131,274		8,119,296
Kalbe Farma Tbk PT	678,500	(c)	245,301
Medicis Pharmaceutical Corp., Class A	16,749	(m)	448,706
Novartis AG	14,166	(c)	835,409
Par Pharmaceutical Companies, Inc.	12,790	(b,m)	492,543
Pharmstandard, GDR	7,600	(b,c,d,g)	186,200
Questcor Pharmaceuticals, Inc.	17,968	(b)	264,669
Roche Holding AG	13,136	(c)	1,929,151
Sanofi-Aventis SA	22,100	(c)	1,413,646
Santen Pharmaceutical Co., Ltd.	20,007	(c)	693,904
Viropharma, Inc.	19,156	(b,m)	331,782
Warner Chilcott PLC, Class A	37,700	(c)	850,512

Total			28,629,663

Professional Services (0.7%)
Atkins WS PLC	90,858	(c)	992,433
Dun & Bradstreet Corp.	70,700	(m)	5,803,763
The Corporate Executive Board Co.	1,200		45,060

Total			6,841,256

Real Estate (—%)
BGP Holdings PLC	581,000	(b,c,g,j)	1

Real Estate Investment Trusts (REITs) (1.6%)
Agree Realty Corp.	2,300		60,237
American Capital Agency Corp.	9,431		271,047

Issuer	Shares		Value(a)
Annaly Capital Management, Inc.	54,600	(m)	978,432
Apartment Investment & Management Co., Class A	75,267		1,944,899
Ashford Hospitality Trust, Inc.	30,800	(b)	297,220
Capstead Mortgage Corp.	12,318		155,084
CBL & Associates Properties, Inc.	36,700	(m)	642,250
Colonial Properties Trust	26,600		480,130
CreXus Investment Corp.	3,600		47,160
Equity Lifestyle Properties, Inc.	7,800		436,254
Equity Residential	12,200		633,790
Glimcher Realty Trust	40,300	(m)	338,520
Hatteras Financial Corp.	10,900	(m)	329,943
Hospitality Properties Trust	35,400		815,616
Japan Retail Fund Investment Corp.	862	(c)	1,649,050
Lexington Realty Trust	38,100	(m)	302,895
MFA Financial, Inc.	65,485		534,358
Nationwide Health Properties, Inc.	4,500		163,710
One Liberty Properties, Inc.	17,100		285,570
Parkway Properties, Inc.	8,500		148,920
Pennsylvania Real Estate Investment Trust	7,500	(m)	108,975
Pennymac Mortgage Investment Trust	9,400		170,610
Piedmont Office Realty Trust, Inc., Class A	40,100	(m)	807,614
Post Properties, Inc.	3,200		116,160
Rayonier, Inc.	3,100		162,812
Resource Capital Corp.	56,600	(m)	417,708
Simon Property Group, Inc.	31,876		3,171,343
Sun Communities, Inc.	13,100	(m)	436,361
Vornado Realty Trust	6,600		549,978

Total			16,456,646

Real Estate Management & Development (0.5%)
Ayala Land, Inc.	378,890	(c)	142,475
CB Richard Ellis Group, Inc., Class A	9,309	(b)	190,648
China Vanke Co., Ltd., Series B	149,396	(c)	184,534
Forest City Enterprises, Inc., Class A	23,700	(b,m)	395,553
Hongkong Land Holdings Ltd.	173,000	(c,m)	1,249,060
Huaku Development Co., Ltd.	525,377	(c)	1,596,101
SM Prime Holdings, Inc.	741,000	(c)	192,148
Swire Pacific Ltd., Series A	50,500	(c)	830,404

Total			4,780,923

Road & Rail (0.2%)
Amerco, Inc.	5,200	(b)	499,408
Globaltrans Investment PLC, GDR	14,911	(c,d,g)	253,487
Heartland Express, Inc.	17,300		277,146
Julio Simoes Logistica SA	36,550	(b,c)	245,354
Localiza Rent a Car SA	17,040	(c)	275,964
Werner Enterprises, Inc.	21,000	(m)	474,600

Total			2,025,959

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Micro Devices, Inc.	154,080	(b)	1,260,374
Alpha & Omega Semiconductor Ltd.	5,700	(b)	73,131
Altera Corp.	26,300		935,754
Amkor Technology, Inc.	62,500	(b)	461,875
Avago Technologies Ltd.	23,200	(c)	660,504
Cabot Microelectronics Corp.	13,000	(b)	538,850
Entegris, Inc.	68,800	(b)	513,936
GT Solar International, Inc.	36,200	(b,m)	330,144
Intel Corp.	253,800		5,337,414

Issuer	Shares		Value(a)
Lam Research Corp.	19,000	(b)	983,820
Macronix International	1,010,000	(c)	708,090
MediaTek, Inc.	11,009	(c)	157,958
Micrel, Inc.	34,000	(m)	441,660
Photronics, Inc.	42,400	(b)	250,584
RF Micro Devices, Inc.	66,900	(b)	491,715
Samsung Electronics Co., Ltd.	2,991	(c)	2,518,531
Samsung Electronics Co., Ltd., GDR	287	(c,g)	121,085
Solarfun Power Holdings Co., Ltd., ADR	49,923	(b,c,m)	407,871
Taiwan Semiconductor Manufacturing Co., Ltd.	164,530	(c)	401,458
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	21,300	(c)	267,102
Teradyne, Inc.	24,745	(b)	347,420
Texas Instruments, Inc.	166,525	(m)	5,412,063
TriQuint Semiconductor, Inc.	7,600	(b,m)	88,844

Total			22,710,183

Software (1.4%)
ACI Worldwide, Inc.	10,000	(b)	268,700
Autonomy Corp. PLC	36,487	(b,c)	856,258
BMC Software, Inc.	21,900	(b)	1,032,366
Fair Isaac Corp.	12,900	(m)	301,473
Intuit, Inc.	16,800	(b)	828,240
Kingdee International Software Group Co., Ltd.	442,000	(c)	247,957
Manhattan Associates, Inc.	14,500	(b)	442,830
Microsoft Corp.	326,072		9,103,929
MicroStrategy, Inc., Class A	1,100	(b)	94,017
Nintendo Co., Ltd.	3,100	(c)	905,385
Renaissance Learning, Inc.	5,800		68,672
TIBCO Software, Inc.	27,522	(b)	542,459

Total			14,692,286

Specialty Retail (2.2%)
Ace Hardware Indonesia Tbk PT	846,000	(c)	278,072
Advance Auto Parts, Inc.	14,700		972,405
Aeropostale, Inc.	31,800	(b)	783,552
AnnTaylor Stores Corp.	5,380	(b,m)	147,358
AutoZone, Inc.	13,300	(b,m)	3,625,447
Belle International Holdings Ltd.	195,000	(c)	329,683
Casual Male Retail Group, Inc.	9,000	(b)	42,660
DSW, Inc., Class A	4,026	(b,m)	157,417
EDION Corp.	64,300	(c,m)	575,656
GAME Group PLC	641,933	(c)	700,677
GameStop Corp., Class A	47,453	(b,m)	1,085,725
Home Product Center PCL	1,050,128	(c)	307,476
Limited Brands, Inc.	150,002	(m)	4,609,560
Mr Price Group Ltd.	9,750	(c)	98,170
Rent-A-Center, Inc.	21,196	(m)	684,207
Ross Stores, Inc.	53,600		3,390,200
Sally Beauty Holdings, Inc.	34,300	(b,m)	498,379
The Buckle, Inc.	4,100	(m)	154,857
The Cato Corp., Class A	14,196	(m)	389,112
The Childrens Place Retail Stores, Inc.	5,654	(b)	280,665
The Finish Line, Inc., Class A	26,202		450,412
TJX Companies, Inc.	13,686		607,522
USS Co., Ltd.	14,860	(c)	1,213,094
Williams-Sonoma, Inc.	24,600	(m)	877,974
Yamada Denki Co., Ltd.	10,380	(c)	706,425

Total			22,966,705

Issuer	Shares		Value(a)
Textiles, Apparel & Luxury Goods (0.9%)
Adidas AG	19,709	(c)	1,293,018
China Lilang Ltd.	152,140	(c)	234,905
Coach, Inc.	58,069		3,211,797
Deckers Outdoor Corp.	9,248	(b)	737,436
LG Fashion Corp.	34,670	(c)	964,045
Maidenform Brands, Inc.	11,800	(b)	280,486
NIKE, Inc., Class B	12,879	(m)	1,100,124
Quiksilver, Inc.	20,000	(b)	101,400
The Timberland Co., Class A	10,600	(b)	260,654
The Warnaco Group, Inc.	3,518	(b,m)	193,736
Titan Industries Ltd.	3,630	(c)	291,939
Trinity Ltd.	218,420	(c)	230,167
Youngone Corp.	78,970	(c)	738,879

Total			9,638,586

Thrifts & Mortgage Finance (0.1%)
Federal Agricultural Mortgage Corp., Class C	5,100		83,232
Flushing Financial Corp.	6,900		96,600
Provident Financial Services, Inc.	24,600		372,198

Total			552,030

Tobacco (1.1%)
Altria Group, Inc.	100,897		2,484,084
Gudang Garam Tbk PT	58,340	(c)	259,660
ITC Ltd.	62,570	(c)	244,471
Lorillard, Inc.	15,400		1,263,724
Philip Morris International, Inc.	116,443		6,815,409

Total			11,067,348

Trading Companies & Distributors (0.5%)
Applied Industrial Technologies, Inc.	14,900	(m)	483,952
Barloworld Ltd.	27,600	(c)	279,987
ITOCHU Corp.	100,300	(c)	1,010,970
Kloeckner & Co., SE	25,929	(b,c)	727,913
Mills Estruturas e Servicos de Engenharia SA	16,300	(c)	202,155
Mitsui & Co., Ltd.	62,600	(c)	1,030,396
TAL International Group, Inc.	9,400	(m)	290,178
United Rentals, Inc.	27,462	(b,m)	624,761
WW Grainger, Inc.	7,500	(m)	1,035,825

Total			5,686,137

Water Utilities (—%)
Manila Water Co., Inc.	367,700	(c)	160,840

Wireless Telecommunication Services (0.8%)
Advanced Information Service PCL	159,300	(c)	450,930
America Movil SAB de CV, Series L, ADR	3,420	(c,m)	196,103
Freenet AG	106,358	(c)	1,128,345
Millicom International Cellular SA	1,400	(c)	133,840
Mobile Telesystems OJSC, ADR	22,120	(c)	461,644
MTN Group Ltd.	14,193	(c)	288,863
NTT DoCoMo, Inc.	362	(c)	630,694
Softbank Corp.	43,100	(c)	1,486,658
Telephone & Data Systems, Inc.	23,979	(m)	876,432
United States Cellular Corp.	12,900	(b)	644,226
USA Mobility, Inc.	25,112		446,240
Vivo Participacoes SA, ADR	21,288	(c)	693,776

Issuer	Shares		Value(a)
Vodafone Group PLC	204,779	(c)	529,419

Total			7,967,170

Total Common Stocks (Cost: $494,132,114)			$577,194,803

Preferred Stocks (1.0%)

Issuer	Shares		Value(a)
Automotive (0.1%)
General Motors Co.
4.750% Convertible	15,000		$811,650

Banking (0.2%)
Citigroup, Inc.
7.500% Convertible	6,400		874,816
Fifth Third Bancorp
8.500% Convertible	2,800	(m)	416,052
UBS AG
9.375% Convertible	8,000	(c)	219,776
UBS AG
6.750% Convertible	6,400	(c)	189,056

Total			1,699,700

Building Materials (—%)
Stanley Black & Decker
4.750% Convertible	4,000		434,160

Chemicals (0.1%)
Henkel AG & Co. KGaA	23,522	(c)	1,466,622

Electric (0.1%)
Great Plains Energy, Inc.
12.000% Convertible	4,800		306,096
PPL Corp.
9.500% Convertible	7,000		384,153

Total			690,249

Food and Beverage (0.1%)
2009 Dole Food Automatic Common Exchange Security Trust
7.000% Convertible	25,500	(d,g)	325,921
Archer-Daniels-Midland Co.
6.250% Convertible	8,400	(m)	326,172

Total			652,093

Gas Pipelines (—%)
El Pasco Corp.
4.990% Convertible	300		352,875

Health Care (—%)
Omnicare Captial Trust II
4.000% Convertible	7,700		297,894

Independent Energy (0.1%)
Apache Corp.
6.000% Convertible	7,500	(m)	497,813
Chesapeake Energy Corp.
5.000% Convertible	2,000		185,000

Total			682,813

Issuer	Shares		Value(a)
Oil Field Services (0.2%)
Energy XXI Ltd.
5.625% Convertible	340	(c)	106,944
Petroleo Brasileiro SA	99,900	(c)	1,641,342

Total			1,748,286

Other Financial Institutions (—%)
Ford Motor Co. Captial Trust II
6.500% Convertible	10,000		518,600

REITS (0.1%)
Alexandria Real Estate Equities, Inc.
7.000% Convertible	22,500	(m)	556,875

Transportation Services (—%)
2010 Swift Mandatory Common Exchange Security Trust
6.000% Convertible	30,000	(d)	362,925

Total Preferred Stocks (Cost: $9,463,139)			$10,274,742

Rights (—%)

Issuer	Shares		Value(a)
Commercial Banks
Metropolitan Bank & Trust	18,056	(b)	$9,069

Total Rights (Cost: $—)			$9,069

Bonds (37.6%)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Foreign Agencies (0.3%)(c)
Banco Nacional de Desenvolvimento Economico e Social
Senior Unsecured
06-10-19	6.500%	$400,000	(d)	$436,096
Ecopetrol SA
Senior Unsecured
07-23-19	7.625	350,000		404,250
Empresa Nacional del Petroleo
Senior Unsecured
07-08-19	6.250	300,000	(d)	321,409
Kreditanstalt fuer Wiederaufbau
(JPY) Government Guaranteed
01-20-14	1.350	5,000,000		63,469
Pemex Project Funding Master Trust
03-01-18	5.750	250,000		267,297
01-21-21	5.500	400,000		405,000
06-15-35	6.625	825,000		839,432
Petrobras International Finance Co.
01-20-20	5.750	450,000		466,906
Petroleos de Venezuela SA
04-12-17	5.250	800,000		458,000

Total				3,661,859

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Foreign Local Government (0.1%)(c)
New South Wales Treasury Corp.
(AUD) Local Government Guaranteed
05-01-12	6.000	580,000		598,500

Sovereign (1.1%)(c)
Argentina Bonos
Senior Unsecured
09-12-13	7.000	500,000		502,612
10-03-15	7.000	300,000		288,750
04-17-17	7.000	250,000		227,250
Brazilian Government International Bond
Senior Unsecured
01-15-19	5.875	250,000		277,500
Bundesrepublik Deutschland
(EUR)
01-04-18	4.000	1,150,000		1,681,383
Colombia Government International Bond
09-18-37	7.375	400,000		474,000
Colombia Government International Bond
Senior Unsecured
03-18-19	7.375	300,000	(m)	360,000
Dominican Republic International Bond
Senior Unsecured
05-06-21	7.500	300,000	(d)	322,500
El Salvador Government International Bond
Senior Unsecured
06-15-35	7.650	300,000	(d)	317,250
Government of Japan
(JPY) Senior Unsecured
12-20-18	1.400	30,000,000		386,200
09-21-20	2.200	46,000,000		624,235
Indonesia Government International Bond
Senior Unsecured
10-12-35	8.500	500,000	(d)	655,000
Perusahaan Penerbit SBSN
Senior Unsecured
04-23-14	8.800	500,000	(d)	592,160
Peruvian Government International Bond
Senior Unsecured
07-21-25	7.350	400,000		486,600
03-14-37	6.550	400,000		438,000
Philippine Government International Bond
Senior Unsecured
06-17-19	8.375	230,000		297,275
01-20-20	6.500	300,000		346,500
Russian Foreign Bond — Eurobond
03-31-30	7.500	334,730	(d)	386,613
Russian Foreign Bond — Eurobond
Senior Unsecured
04-29-20	5.000	300,000	(d)	300,375
Turkey Government International Bond
Senior Unsecured
07-14-17	7.500	100,000		118,250
06-05-20	7.000	650,000		750,750
03-30-21	5.625	250,000		260,000
03-17-36	6.875	500,000		557,500
Uruguay Government International Bond
Senior Unsecured
03-21-36	7.625	200,000		237,500

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Venezuela Government International Bond
Senior Unsecured
05-07-23	9.000	1,230,000	(d)	836,400

Total				11,724,603

Supranational (0.1%)(c)
European Investment Bank
(JPY) Senior Unsecured
06-20-17	1.400	42,100,000		538,991
01-18-27	2.150	2,500,000		32,394

Total				571,385

Treasury (0.7%)(c)
Brazil Notas do Tesouro Nacional
(BRL)
01-01-13	10.000	148,000		899,994
Buoni Poliennali Del Tesoro
(EUR)
08-01-13	4.250	200,000		274,723
08-01-21	3.750	500,000		616,345
Canadian Government Bond
(CAD)
06-01-18	4.250	580,000		635,633
France Government Bond OAT
(EUR)
10-25-15	3.000	200,000		276,969
04-25-29	5.500	500,000		813,550
Government of Japan
(JPY)
12-20-27	2.100	30,000,000		389,454
Indonesia Treasury Bond
(IDR) Senior Unsecured
09-15-19	11.500	3,500,000,000		483,683
Mexican Bonos
(MXN)
12-14-17	7.750	5,700,000		491,602
12-13-18	8.500	1,700,000		152,398
Norway Government Bond
(NOK)
05-15-13	6.500	1,870,000		350,343
Poland Government Bond
(PLN)
10-25-17	5.250	970,000		320,630
Sweden Government Bond
(SEK)
05-05-14	6.750	2,600,000		439,994
08-12-17	3.750	1,200,000		186,164
United Kingdom Gilt
(GBP)
03-07-18	5.000	380,000		673,101

Total				7,004,583

U.S. Government Obligations & Agencies (4.6%)
Federal Home Loan Bank
12-30-11	0.500	155,000		155,042
Federal Home Loan Mortgage Corp.
04-27-12	2.000	60,000		60,278
09-24-13	1.200	25,000		24,917

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal National Mortgage Association
10-28-13	0.500	130,000	(q)	129,481
10-15-15	4.375	5,115,000		5,630,307
10-26-15	1.625	1,696,000	(m)	1,653,056
U.S. Treasury
07-31-12	0.625	2,400,000		2,406,552
04-30-15	2.500	3,045,000	(m)	3,148,006
06-30-15	1.875	350,000	(m,p)	351,394
02-15-20	3.625	1,305,000	(m)	1,354,345
05-15-20	3.500	1,024,000	(m)	1,048,965
08-15-20	2.625	560,000	(m)	530,906
11-15-20	2.625	690,000	(m)	650,864
02-15-40	4.625	1,720,000		1,801,700
08-15-40	3.875	3,425,000	(m)	3,154,747
11-15-40	4.250	240,000	(m)	236,100
U.S. Treasury Inflation-Indexed Bond
04-15-12	2.000	2,317,206	(h)	2,401,474
01-15-14	2.000	1,964,809	(h)	2,109,496
04-15-14	1.250	1,033,400	(h,m)	1,086,808
01-15-15	1.625	2,806,157	(h)	2,992,388
04-15-15	0.500	857,803	(h)	876,871
07-15-15	1.875	899,504	(h)	974,450
01-15-17	2.375	3,746,913	(h,m)	4,175,620
07-15-19	1.875	665,782	(h)	723,910
07-15-20	1.250	3,725,513	(h)	3,814,728
01-15-25	2.375	116,024	(h)	129,118
01-15-26	2.000	5,234,025	(h)	5,557,674
01-15-27	2.375	433,796	(h)	482,107
02-15-40	2.125	1,406,485	(h)	1,488,736

Total				49,150,040

Asset-Backed (0.1%)
AmeriCredit Automobile Receivables Trust
Series 2007-AX Class A4 (XLCA)
10-06-13	0.306	212,162	(n,q)	210,606
National Collegiate Student Loan Trust
CMO I.O. Series 2006-2 Class AIO
08-25-11	10.040	800,000	(k)	23,580
National Collegiate Student Loan Trust
CMO I.O. Series 2006-3 Class AIO
01-25-12	5.880	1,500,000	(k)	82,941
Sierra Receivables Funding Co.
Series 2010-2A Class A
11-20-25	3.840	266,499	(d)	266,859
Triad Auto Receivables Owner Trust
Series 2007-B Class A3A (AGM)
10-12-12	5.240	77,167	(n)	77,849

Total				661,835

Commercial Mortgage-Backed (0.7%)(f)
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class ASB
07-15-44	5.222	169,861		180,753
Commercial Mortgage Pass-Through Certificates
Series 2004-LB3A Class A3
07-10-37	5.090	331,000		334,082

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Commercial Mortgage Pass-Through Certificates
Series 2004-LB3A Class A4
07-10-37	5.234	450,000		464,891
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A Class BFL
02-05-19	0.576	175,000	(d,q)	167,424
Federal National Mortgage Association #735029
09-01-13	5.322	339,552	(q)	369,983
GE Capital Commercial Mortgage Corp.
Series 2005-C1 Class A5
06-10-48	4.772	400,000		420,847
General Electric Capital Assurance Co.
Series 2003-1 Class A4
05-12-35	5.254	280,537	(d)	297,372
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A5
06-10-36	4.883	128,704		130,080
GS Mortgage Securities Corp. II
Series 2007-EOP Class J
03-06-20	1.120	950,000	(d,q)	849,733
GS Mortgage Securities Corp. II
Series 2007-GG10 Class F
08-10-45	5.808	625,000		51,318
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-LN1 Class A1
10-15-37	4.134	142,847		148,644
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A1
03-12-39	3.972	60,053		61,400
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A2
03-12-39	4.767	750,000		788,338
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CBX Class A3
01-12-37	4.184	82,456		82,555
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP6 Class ASB
04-15-43	5.490	575,000		609,260
LB-UBS Commercial Mortgage Trust
Series 2004-C2 Class A3
03-15-29	3.973	250,000		254,160
LB-UBS Commercial Mortgage Trust
Series 2005-C1 Class A4
02-15-30	4.742	325,000		341,058
Morgan Stanley Capital I
Series 2004-HQ4 Class A5
04-14-40	4.590	950,000		954,304
Morgan Stanley Capital I
Series 2006-T23 Class AAB
08-12-41	5.795	350,000		379,482
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24 Class APB
03-15-45	5.576	350,000		370,197

Total				7,255,881

Residential Mortgage-Backed (2.5%)(f,s)
Countrywide Alternative Loan Trust
CMO Series 2005-14 Class 2A2
05-25-35	0.510	510,853	(q)	243,934

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2005-R2 Class 2A1
06-25-35	7.000	257,109	(d)	261,733
Federal Home Loan Mortgage Corp.
01-01-26	3.500	500,000	(e)	502,969
01-01-41	6.000	1,000,000	(e)	1,083,125
Federal Home Loan Mortgage Corp. #B13193
04-01-19	5.500	218,342		237,139
Federal Home Loan Mortgage Corp. #B15214
06-01-19	5.000	1,020,318		1,088,712
Federal Home Loan Mortgage Corp. #B16408
09-01-19	5.500	842,689		915,239
Federal Home Loan Mortgage Corp. #C53878
12-01-30	5.500	452,428		485,571
Federal Home Loan Mortgage Corp. #G12141
09-01-20	4.500	411,463		433,820
Federal National Mortgage Association
01-01-26	3.500	1,450,000	(e)	1,459,969
01-01-41	4.000	1,350,000	(e)	1,342,829
01-01-41	4.500	2,250,000	(e)	2,309,414
01-01-41	6.000	450,000	(e)	489,094
Federal National Mortgage Association #190353
08-01-34	5.000	209,741		221,570
Federal National Mortgage Association #254684
03-01-18	5.000	593,960		636,001
Federal National Mortgage Association #254800
07-01-23	5.500	630,689		682,899
Federal National Mortgage Association #545874
08-01-32	6.500	503,811		572,596
Federal National Mortgage Association #555528
04-01-33	6.000	939,744		1,035,225
Federal National Mortgage Association #598558
08-01-16	6.000	164,495		180,086
Federal National Mortgage Association #661185
06-01-17	7.000	140,609		155,313
Federal National Mortgage Association #668824
08-01-32	6.500	740,861		833,036
Federal National Mortgage Association #670387
08-01-32	7.000	54,988		62,609
Federal National Mortgage Association #671054
01-01-33	7.000	632,330		720,701
Federal National Mortgage Association #725232
03-01-34	5.000	850,866		899,919
Federal National Mortgage Association #725424
04-01-34	5.500	1,845,336		1,989,085
Federal National Mortgage Association #730153
08-01-33	5.500	526,631		567,655
Federal National Mortgage Association #735224
02-01-35	5.500	1,598,805		1,723,349
Federal National Mortgage Association #743579
11-01-33	5.500	589,763		635,704
Federal National Mortgage Association #785506
06-01-34	5.000	1,494,893		1,579,207
Federal National Mortgage Association #786151
07-01-19	5.500	1,501,913		1,634,503
Federal National Mortgage Association #791447
10-01-34	6.000	671,083		741,993
Federal National Mortgage Association #995097
10-01-37	6.500	594,219		665,920
Federal National Mortgage Association #AB1773
11-01-25	3.000	95,516		93,710

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal National Mortgage Association #AH0220
12-01-25	3.000	154,483		151,563
Federal National Mortgage Association
CMO I.O. Series 2009-7 Class LI
02-25-39	1.000	482,574	(k)	149,730
Federal National Mortgage Association
CMO I.O. Series 2009-87 Class NS
11-25-39	15.030	171,032	(k)	23,446
Federal National Mortgage Association
CMO I.O. Series 2010-3 Class DI
04-25-34	14.430	274,342	(k)	11,751
Government National Mortgage Association
01-01-41	4.000	500,000	(e)	503,360

Total				27,324,479

Aerospace & Defense (0.2%)
Alliant Techsystems, Inc.
08-15-24	3.000	320,000		360,000
Bombardier, Inc.
Senior Notes
03-15-20	7.750	400,000	(c,d)	431,000
Oshkosh Corp.
03-01-20	8.500	510,000		559,725
TransDigm, Inc.
Senior Subordinated Notes
12-15-18	7.750	220,000	(d,m)	227,700

Total				1,578,425

Airlines (0.1%)
United Continental Holdings, Inc.
06-30-21	4.500	580,000		590,150

Automotive (0.2%)
BorgWarner, Inc.
Senior Unsecured
04-15-12	3.500	80,000		178,900
Lear Corp.
03-15-20	8.125	685,000		746,650
Navistar International Corp.
Senior Subordinated Notes
10-15-14	3.000	400,000		534,000
TRW Automotive, Inc.
12-01-15	3.500	140,000	(d)	269,150

Total				1,728,700

Banking (2.8%)
Bank of America Corp.
Senior Unsecured
07-01-20	5.625	6,750,000		6,858,041
Bank of Nova Scotia
07-26-13	1.450	1,000,000	(c,d)	1,000,122
Citigroup, Inc.
Senior Unsecured
08-09-20	5.375	2,040,000	(m)	2,119,574
HSBC Holdings PLC
Subordinated Notes
06-01-38	6.800	2,000,000	(c)	2,162,634

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
JPMorgan Chase & Co.
Senior Unsecured
07-22-20	4.400	3,975,000		3,911,923
10-15-20	4.250	1,710,000		1,670,072
Morgan Stanley
Senior Unsecured
07-24-20	5.500	5,055,000		5,106,935
Santander U.S. Debt SA Unipersonal
Bank Guaranteed
10-07-15	3.781	1,500,000	(c,d)	1,406,569
The Goldman Sachs Group, Inc.
Senior Unsecured
03-15-20	5.375	5,250,000		5,425,145
The Royal Bank of Scotland PLC
Bank Guaranteed
09-21-15	3.950	1,200,000	(c)	1,175,213

Total				30,836,228

Brokerage (0.1%)
E*Trade Financial Corp.
Senior Unsecured
09-15-13	7.375	305,000		303,475
E*Trade Financial Corp.
Senior Unsecured Pay-in-kind
11-30-17	12.500	30,000	(i)	35,250
Knight Capital Group, Inc.
Senior Subordinated Notes
03-15-15	3.500	400,000	(d)	382,000

Total				720,725

Building Materials (0.1%)
Associated Materials LLC
Senior Secured
11-01-17	9.125	75,000	(d)	78,750
Cemex SAB de CV
Subordinated Notes
03-15-15	4.875	390,000	(c,d,m)	426,075
Interface, Inc.
Senior Notes
12-01-18	7.625	56,000	(d)	57,680

Total				562,505

Chemicals (0.6%)
Celanese U.S. Holdings LLC
10-15-18	6.625	15,000	(d)	15,488
Hexion U.S. Finance Corp./Nova Scotia ULC
Secured
11-15-20	9.000	100,000	(d)	105,750
Hexion U.S. Finance Corp./Nova Scotia ULC
Senior Secured
02-01-18	8.875	580,000		619,875
Ineos Finance PLC
Senior Secured
05-15-15	9.000	230,000	(c,d)	246,100
LyondellBasell Industries
Senior Secured
11-01-17	8.000	569,000	(d)	631,590

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
MacDermid, Inc.
Senior Subordinated Notes
04-15-17	9.500	125,000	(d)	131,250
Momentive Performance Materials, Inc.
Secured
01-15-21	9.000	170,000	(d)	179,350
Nalco Co.
Senior Notes
01-15-19	6.625	170,000	(d)	173,825
Polypore International, Inc.
Senior Notes
11-15-17	7.500	185,000	(d)	188,700
ShengdaTech, Inc.
Senior Notes
12-15-15	6.500	180,000	(c,d)	180,675
The Dow Chemical Co.
Senior Unsecured
02-15-15	5.900	715,000		791,644
11-15-20	4.250	3,505,000		3,357,432

Total				6,621,679

Construction Machinery (0.2%)
Case New Holland, Inc.
Senior Notes
12-01-17	7.875	545,000	(d)	599,500
The Manitowoc Co., Inc.
02-15-18	9.500	250,000	(m)	273,750
11-01-20	8.500	70,000		74,375
United Rentals North America, Inc.
06-15-16	10.875	414,000		472,995
09-15-20	8.375	340,000		345,950
United Rentals North America, Inc.
Senior Unsecured
12-15-19	9.250	366,000		407,175

Total				2,173,745

Consumer Cyclical Services (0.1%)
Brickman Group Holdings, Inc.
Senior Notes
11-01-18	9.125	64,000	(d)	64,800
Coinstar, Inc.
Senior Unsecured
09-01-14	4.000	120,000		190,650
Garda World Security Corp.
Senior Unsecured
03-15-17	9.750	45,000	(c,d)	48,375
West Corp.
Senior Notes
01-15-19	7.875	235,000	(d,m)	238,819
West Corp.
10-01-18	8.625	115,000	(d)	121,900

Total				664,544

Consumer Products (0.2%)
Central Garden and Pet Co.
03-01-18	8.250	325,000		332,313
Jarden Corp.
05-01-16	8.000	1,000,000		1,088,750

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
NBTY, Inc.
10-01-18	9.000	20,000	(d)	21,350
Spectrum Brands Holdings, Inc.
Senior Secured
06-15-18	9.500	362,000	(d)	398,200
Visant Corp.
Senior Notes
10-01-17	10.000	114,000	(d)	120,840

Total				1,961,453

Diversified Manufacturing (0.2%)
Amsted Industries, Inc.
Senior Notes
03-15-18	8.125	225,000	(d)	238,781
CPM Holdings, Inc.
Senior Secured
09-01-14	10.625	224,000	(d)	239,680
Ingersoll-Rand Global Holding Co., Ltd.
04-15-12	4.500	70,000	(c)	185,675
Pinafore LLC/Inc.
Senior Secured
10-01-18	9.000	25,000	(d)	27,125
SPX Corp.
09-01-17	6.875	116,000	(d)	123,250
Sterlite Industries India Ltd.
Senior Unsecured
10-30-14	4.000	420,000	(c)	436,800
Textron, Inc.
Senior Unsecured
05-01-13	4.500	100,000		190,000
WireCo WorldGroup, Inc.
Senior Unsecured
05-15-17	9.500	285,000	(d)	302,100

Total				1,743,411

Electric (4.2%)
Calpine Corp.
Senior Secured
02-15-21	7.500	300,000	(d)	295,500
CenterPoint Energy Houston Electric LLC
03-01-14	7.000	4,700,000		5,373,182
CMS Energy Corp.
Senior Unsecured
09-30-15	4.250	2,000,000		1,980,000
02-15-18	5.050	195,000		193,294
06-15-29	5.500	260,000		364,650
Dominion Resources, Inc.
Senior Unsecured
08-01-33	5.250	3,865,000		4,254,530
DTE Energy Co.
Senior Unsecured
05-15-14	7.625	3,800,000		4,379,964
Duke Energy Corp.
Senior Unsecured
09-15-14	3.950	4,300,000		4,506,039
Energy Future Intermediate Holding Co. LLC/Finance, Inc.
Senior Secured
12-01-20	10.000	295,000		304,226

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Florida Power & Light Co.
1st Mortgage
02-01-41	5.250	1,500,000		1,517,918
Indiana Michigan Power Co.
Senior Unsecured
03-15-37	6.050	1,543,000		1,604,897
Majapahit Holding BV
08-07-19	8.000	200,000	(c,d)	233,750
01-20-20	7.750	200,000	(c,d)	231,257
Nevada Power Co.
05-15-18	6.500	4,000,000		4,603,616
Nisource Finance Corp.
09-15-20	5.450	3,770,000		3,885,000
NRG Energy, Inc.
01-15-17	7.375	1,000,000		1,030,000
Power Sector Assets & Liabilities Management Corp.
Government Guaranteed
05-27-19	7.250	400,000	(c,d)	470,000
Progress Energy, Inc.
Senior Unsecured
12-01-39	6.000	2,500,000		2,652,180
Sierra Pacific Power Co.
05-15-16	6.000	1,780,000		2,016,076
Tampa Electric Co.
Senior Unsecured
05-15-18	6.100	1,692,000		1,904,710
The Toledo Edison Co.
Senior Secured
05-15-37	6.150	2,750,000		2,840,745
TransAlta Corp.
Senior Unsecured
01-15-15	4.750	1,000,000	(c)	1,056,601

Total				45,698,135

Entertainment (0.3%)
AMC Entertainment Holding, Inc.
Senior Subordinated Notes
12-01-20	9.750	170,000	(d,m)	176,800
AMC Entertainment, Inc.
06-01-19	8.750	190,000		202,825
Regal Cinemas Corp.
07-15-19	8.625	350,000		371,000
Take-Two Interactive Software, Inc.
Senior Notes
06-01-14	4.375	160,000		215,600
Time Warner, Inc.
07-15-40	6.100	1,700,000		1,783,786

Total				2,750,011

Environmental (—%)
Covanta Holding Corp.
Senior Unsecured
06-01-14	3.250	260,000		309,400

Food and Beverage (1.5%)
Anheuser-Busch InBev Worldwide, Inc.
11-15-14	5.375	3,500,000	(d)	3,856,136

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Cott Beverages, Inc.
09-01-18	8.125	54,000		58,185
Darling International, Inc.
12-15-18	8.500	40,000	(d)	41,700
Kraft Foods, Inc.
Senior Unsecured
02-19-14	6.750	345,000		392,402
02-01-18	6.125	4,900,000		5,597,245
MHP SA
04-29-15	10.250	200,000	(c,d)	208,085
Michael Foods, Inc.
Senior Notes
07-15-18	9.750	175,000	(d)	189,875
SABMiller PLC
Senior Unsecured
01-15-14	5.700	2,420,000	(c,d)	2,672,408
07-15-18	6.500	1,900,000	(c,d)	2,220,684
Smithfield Foods, Inc.
Senior Unsecured
06-30-13	4.000	280,000		326,550

Total				15,563,270

Gaming (0.2%)
Boyd Gaming Corp.
Senior Notes
12-01-18	9.125	468,000	(d,m)	465,660
Boyd Gaming Corp.
Senior Subordinated Notes
02-01-16	7.125	104,000		93,340
Caesars Entertainment Operating Co., Inc.
Senior Secured
12-15-18	10.000	185,000	(m)	168,813
MGM Resorts International
04-15-15	4.250	610,000	(d,m)	667,949
MGM Resorts International
Senior Unsecured
03-01-18	11.375	470,000	(m)	509,950
Pinnacle Entertainment, Inc.
05-15-20	8.750	360,000		372,600
Seneca Gaming Corp.
12-01-18	8.250	165,000	(d)	165,413
Tunica-Biloxi Gaming Authority
Senior Unsecured
11-15-15	9.000	47,000	(d)	44,415

Total				2,488,140

Gas Distributors (—%)
Energy Transfer Equity LP
10-15-20	7.500	270,000		280,800

Gas Pipelines (1.2%)
AK Transneft OJSC Via TransCapitalInvest Ltd.
Senior Unsecured
08-07-18	8.700	400,000	(c,d)	495,255
CenterPoint Energy Resources Corp.
Senior Unsecured
02-15-11	7.750	1,417,000		1,427,665
Colorado Interstate Gas Co.
Senior Unsecured
11-15-15	6.800	1,082,000		1,246,491

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
El Paso Corp.
Senior Unsecured
06-01-18	7.250	10,000		10,600
09-15-20	6.500	193,000	(d)	193,965
Northwest Pipeline GP
Senior Unsecured
04-15-17	5.950	1,375,000		1,550,337
Regency Energy Partners LP/Finance Corp.
12-01-18	6.875	90,000		91,238
Southern Natural Gas Co.
Senior Unsecured
04-01-17	5.900	5,200,000	(d)	5,576,288
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04-15-16	6.400	1,750,000		2,012,432

Total				12,604,271

Health Care (0.6%)
Alere, Inc.
Senior Subordinated Notes
05-15-16	3.000	620,000		656,425
American Renal Holdings
Senior Secured
05-15-18	8.375	45,000	(d)	46,125
AMGH Merger Sub, Inc.
11-01-18	9.250	124,000	(d)	130,200
Apria Healthcare Group, Inc.
Senior Secured
11-01-14	12.375	125,000		137,500
Biomet, Inc.
Pay-in-kind
10-15-17	10.375	160,000	(i)	174,800
ConvaTec Healthcare E SA
Senior Unsecured
12-15-18	10.500	105,000	(c,d,m)	106,444
Fisher Scientific International, Inc.
03-01-24	3.250	240,000		335,100
Gilead Sciences, Inc.
Senior Notes
05-01-16	1.625	600,000	(d)	623,832
Hanger Orthopedic Group, Inc.
11-15-18	7.125	274,000		273,315
HCA Holdings, Inc.
Senior Unsecured
05-15-21	7.750	85,000	(d,m)	85,000
HCA, Inc.
Senior Secured
09-15-20	7.250	763,000		797,334
Healthsouth Corp.
02-15-20	8.125	270,000		290,250
inVentiv Health, Inc.
08-15-18	10.000	223,000	(d)	225,788
Life Technologies Corp.
Senior Unsecured
06-15-25	3.250	830,000	(m)	988,737
LifePoint Hospitals, Inc.
10-01-20	6.625	49,000	(d)	48,633

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Lincare Holdings, Inc.
Senior Unsecured
11-01-37	2.750	270,000		294,300
Multiplan, Inc.
09-01-18	9.875	228,000	(d)	242,250
Omnicare, Inc.
Senior Subordinated Notes
12-15-25	3.750	170,000		189,550
Radiation Therapy Services, Inc.
04-15-17	9.875	82,000	(d)	82,000
Vanguard Health Holding Co. II LLC/Inc.
02-01-18	8.000	175,000		179,375
Volcano Corp.
Senior Unsecured
09-01-15	2.875	180,000		207,432

Total				6,114,390

Health Care Insurance (0.5%)
UnitedHealth Group, Inc.
Senior Unsecured
02-15-18	6.000	1,800,000		2,043,263
10-15-40	5.700	880,000		876,183
WellPoint, Inc.
Senior Unsecured
06-15-17	5.875	2,520,000		2,816,859

Total				5,736,305

Home Construction (0.1%)
Beazer Homes USA, Inc.
06-15-18	9.125	145,000		143,188
K Hovnanian Enterprises, Inc.
Senior Secured
10-15-16	10.625	235,000		240,875
Lennar Corp.
Senior Notes
12-15-20	2.750	380,000	(d)	412,018

Total				796,081

Independent Energy (1.5%)
Anadarko Petroleum Corp.
Senior Unsecured
09-15-16	5.950	2,250,000		2,417,150
Berry Petroleum Co.
Senior Unsecured
11-01-20	6.750	65,000		65,325
Brigham Exploration Co.
10-01-18	8.750	120,000	(d)	129,000
Carrizo Oil & Gas, Inc.
10-15-18	8.625	334,000	(d)	344,855
Chaparral Energy, Inc.
12-01-15	8.500	70,000		71,225
Chesapeake Energy Corp.
08-15-20	6.625	700,000		686,000
11-15-35	2.750	410,000		406,925
Comstock Resources, Inc.
10-15-17	8.375	175,000		175,656
Concho Resources, Inc.
10-01-17	8.625	170,000		185,300

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Concho Resources, Inc.
Senior Notes
01-15-21	7.000	163,000		167,075
Continental Resources, Inc.
04-01-21	7.125	317,000	(d)	332,850
EXCO Resources, Inc.
09-15-18	7.500	390,000		381,225
Hilcorp Energy I LP/Hilcorp Finance Co.
Senior Notes
04-15-21	7.625	398,000	(d)	410,935
Newpark Resources, Inc.
Senior Unsecured
10-01-17	4.000	200,000		182,242
Nexen, Inc.
Senior Unsecured
05-15-17	5.650	1,500,000	(c)	1,600,307
Petrohawk Energy Corp.
06-01-15	7.875	1,000,000		1,041,250
08-15-18	7.250	95,000		95,950
QEP Resources, Inc.
Senior Unsecured
03-01-21	6.875	140,000		147,000
Quicksilver Resources, Inc.
08-01-15	8.250	1,000,000		1,037,500
Range Resources Corp.
05-15-19	8.000	1,000,000		1,088,750
Woodside Finance Ltd.
11-10-14	4.500	4,250,000	(c,d)	4,460,012

Total				15,426,532

Integrated Energy (0.2%)
Lukoil International Finance BV
11-09-20	6.125	250,000	(c,d)	250,379
Suncor Energy, Inc.
Senior Unsecured
06-01-18	6.100	1,950,000	(c)	2,242,079

Total				2,492,458

Life Insurance (0.4%)
ING Groep NV
12-29-49	5.775	601,000	(c,q)	516,860
Prudential Financial, Inc.
Senior Unsecured
12-01-17	6.000	3,339,000		3,706,641

Total				4,223,501

Lodging (0.1%)
Home Inns & Hotels Management, Inc.
Senior Notes
12-15-15	2.000	240,000	(c,d)	240,425
Wyndham Worldwide Corp.
Senior Unsecured
02-01-18	5.750	26,000		26,438
03-01-20	7.375	240,000		263,400

Total				530,263

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Media Cable (1.0%)
Bresnan Broadband Holdings LLC
12-15-18	8.000	10,000	(d,m)	10,300
CCO Holdings LLC/Capital Corp.
04-30-20	8.125	331,000		350,033
Cequel Communications Holdings I LLC/Capital Corp.
Senior Unsecured
11-15-17	8.625	45,000	(d)	47,025
Comcast Corp.
07-01-39	6.550	1,000,000		1,087,530
CSC Holdings LLC
Senior Unsecured
04-15-14	8.500	750,000		824,063
DIRECTV Holdings LLC/Financing Co., Inc.
02-15-16	3.125	3,350,000		3,305,330
DISH DBS Corp.
02-01-16	7.125	375,000		387,188
09-01-19	7.875	184,000		192,280
Insight Communications Co., Inc.
Senior Notes
07-15-18	9.375	20,000	(d)	21,400
Liberty Global, Inc.
Senior Unsecured
11-15-16	4.500	170,000		252,370
Time Warner Cable, Inc.
05-01-17	5.850	2,945,000		3,286,025
11-15-40	5.875	700,000		692,552

Total				10,456,096

Media Non-Cable (1.5%)
Gray Television, Inc.
Senior Secured
06-29-15	10.500	350,000	(m)	352,625
Intelsat Jackson Holdings SA
Senior Unsecured
10-15-20	7.250	724,000	(c,d)	731,240
NBC Universal, Inc.
Senior Unsecured
04-01-41	5.950	2,200,000	(d)	2,199,776
News America, Inc.
11-15-37	6.650	2,000,000		2,215,181
Nielsen Finance LLC/Co.
10-15-18	7.750	696,000	(d)	720,360
Omnicom Group, Inc.
Senior Unsecured Zero Coupon
07-01-38	0.000	400,000	(r)	423,500
Reed Elsevier Capital, Inc.
01-15-14	7.750	890,000		1,018,541
RR Donnelley & Sons Co.
Senior Unsecured
01-15-17	6.125	1,620,000		1,656,022
Salem Communications Corp.
Senior Secured
12-15-16	9.625	187,000		198,220
Sinclair Television Group, Inc.
Secured
11-01-17	9.250	294,000	(d)	319,725
Sirius XM Radio, Inc.
04-01-15	8.750	270,000	(d,m)	291,600
TCM Sub LLC
01-15-15	3.550	3,100,000	(d)	3,177,312

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
The Interpublic Group of Companies, Inc.
Senior Unsecured
07-15-17	10.000	750,000		877,500
03-15-23	4.250	350,000		389,813
Univision Communications, Inc.
05-15-21	8.500	275,000	(d,m)	279,813
Univision Communications, Inc.
Senior Secured
11-01-20	7.875	200,000	(d,m)	210,000
XM Satellite Radio, Inc.
11-01-18	7.625	193,000	(d)	199,273

Total				15,260,501

Metals (0.5%)
Alpha Natural Resources, Inc.
Senior Unsecured
04-15-15	2.375	170,000	(m)	227,375
ArcelorMittal
Senior Unsecured
10-15-39	7.000	1,800,000	(c)	1,868,009
Arch Coal, Inc.
10-01-20	7.250	422,000		443,628
Consol Energy, Inc.
04-01-20	8.250	410,000	(d)	442,800
FMG Resources August 2006 Pty Ltd.
Senior Notes
11-01-15	7.000	298,000	(c,d)	306,652
02-01-16	6.375	140,000	(c,d)	140,000
International Coal Group, Inc.
04-01-17	4.000	200,000		305,000
Newmont Mining Corp.
02-15-12	3.000	280,000		389,550
Novelis, Inc.
12-15-17	8.375	205,000	(c,d)	212,175
12-15-20	8.750	210,000	(c,d)	217,875
Rain CII Carbon LLC/Corp.
Senior Secured
12-01-18	8.000	220,000	(d)	230,450
Steel Dynamics, Inc.
06-15-14	5.125	320,000		405,600
United States Steel Corp.
Senior Unsecured
02-01-18	7.000	234,000		237,510
04-01-20	7.375	76,000		77,140

Total				5,503,764

Non-Captive Consumer (0.1%)
American General Finance Corp.
Senior Unsecured
09-15-17	6.500	190,000		149,625
Dollar Financial Corp.
Senior Unsecured
04-01-28	3.000	510,000		600,525

Total				750,150

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Non-Captive Diversified (1.2%)
Ally Financial, Inc.
12-01-14	6.750	1,000,000		1,052,500
09-15-20	7.500	145,000	(d)	153,700
CIT Group, Inc.
Senior Secured
05-01-17	7.000	1,110,000		1,112,775
General Electric Capital Corp.
Senior Unsecured
11-09-15	2.250	3,600,000		3,460,878
09-16-20	4.375	6,715,000		6,608,614
International Lease Finance Corp.
Senior Unsecured
03-15-17	8.750	130,000	(d)	139,425
09-01-17	8.875	280,000		301,000
12-15-20	8.250	170,000		175,100

Total				13,003,992

Oil Field Services (0.5%)
Cameron International Corp.
Senior Unsecured
06-15-26	2.500	150,000		217,875
Frac Tech Services LLC/Finance, Inc.
11-15-18	7.125	165,000	(d)	167,475
Gazprom Via Gaz Capital SA
Secured
07-31-14	8.125	120,000	(c,d)	135,156
Gazprom Via Gaz Capital SA
Senior Unsecured
04-11-18	8.146	350,000	(c,d)	405,125
03-07-22	6.510	600,000	(c,d)	612,000
Hornbeck Offshore Services, Inc.
11-15-26	1.625	660,000	(q)	604,725
KazMunayGas National Co.
Senior Unsecured
01-23-15	11.750	500,000	(c,d)	619,375
05-05-20	7.000	100,000	(c,d)	103,807
McJunkin Red Man Corp.
Senior Secured
12-15-16	9.500	78,000	(d)	73,515
Offshore Group Investments Ltd.
Senior Secured
08-01-15	11.500	340,000	(c,d)	363,972
SM Energy Co.
Senior Unsecured
04-01-27	3.500	320,000		389,600
Trinidad Drilling Ltd.
Senior Unsecured
01-15-19	7.875	144,000	(c,d)	147,677
Weatherford International Ltd.
09-15-40	6.750	1,110,000	(c)	1,156,189

Total				4,996,491

Other Financial Institutions (0.1%)
Affiliated Managers Group, Inc.
Senior Unsecured
08-15-38	3.950	220,000		243,650
Cardtronics, Inc.
09-01-18	8.250	120,000		125,400

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
National Financial Partners Corp.
Senior Notes
06-15-17	4.000	190,000	(d)	234,888
Radian Group, Inc.
Senior Unsecured
11-15-17	3.000	350,000		342,562

Total				946,500

Other Industry (0.1%)
Aquilex Holdings LLC/Finance Corp.
12-15-16	11.125	30,000		30,375
General Cable Corp.
11-15-13	0.875	300,000		296,625
General Cable Corp.
Subordinated Notes
11-15-29	4.500	100,000	(q)	118,875
Interline Brands, Inc.
11-15-18	7.000	94,000	(d)	95,410

Total				541,285

Packaging (0.2%)
Ardagh Packaging Finance PLC
10-15-20	9.125	5,000	(c,d)	5,200
Ardagh Packaging Finance PLC
Senior Secured
10-15-17	7.375	560,000	(c,d)	577,500
Owens-Brockway Glass Container, Inc.
06-01-15	3.000	420,000	(d)	422,625
Reynolds Group Issuer, Inc./LLC
04-15-19	9.000	160,000	(d)	165,800
Reynolds Group Issuer, Inc./LLC
Senior Secured
10-15-16	7.750	35,000	(d)	36,881
04-15-19	7.125	438,000	(d)	445,665

Total				1,653,671

Paper (0.1%)
Cascades, Inc.
12-15-17	7.750	250,000	(c)	260,625
Graphic Packaging International, Inc.
10-01-18	7.875	534,000		559,365
Verso Paper Holdings LLC/Inc.
Secured
08-01-14	9.125	30,000	(m)	30,900

Total				850,890

Pharmaceuticals (0.2%)
Cubist Pharmaceuticals, Inc.
Senior Unsecured
11-01-17	2.500	270,000		257,597
Human Genome Sciences, Inc.
Subordinated Notes
08-15-12	2.250	120,000		182,100
Mylan, Inc.
03-15-12	1.250	270,000	(m)	285,863
09-15-15	3.750	180,000		310,950
11-15-18	6.000	190,000	(d)	186,675
Salix Pharmaceuticals Ltd.
Senior Unsecured
05-15-15	2.750	190,000		242,013

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Valeant Pharmaceuticals International
10-01-17	6.750	50,000	(d)	49,750
10-01-20	7.000	70,000	(d)	69,125
Warner Chilcott Co. LLC/Finance
09-15-18	7.750	378,000	(c,d)	381,779

Total				1,965,852

Property & Casualty (0.1%)
MGIC Investment Corp.
Senior Unsecured
05-01-17	5.000	430,000		494,285
Tower Group, Inc.
Senior Unsecured
09-15-14	5.000	270,000	(d)	303,404

Total				797,689

Railroads (0.6%)
Burlington Northern Santa Fe LLC
Senior Unsecured
05-01-40	5.750	1,400,000		1,448,464
Canadian Pacific Railway Co.
Senior Unsecured
05-15-18	6.500	1,000,000	(c)	1,137,293
CSX Corp.
Senior Unsecured
04-15-41	5.500	1,250,000		1,228,194
Norfolk Southern Corp.
Senior Unsecured
04-01-18	5.750	2,045,000		2,309,257

Total				6,123,208

REITS (0.2%)
Boston Properties LP
Senior Unsecured
05-15-21	4.125	1,070,000		1,014,396
05-15-36	3.750	260,000		286,650
Digital Realty Trust LP
04-15-29	5.500	230,000	(d)	308,775
Forest City Enterprises, Inc.
Senior Unsecured
10-15-14	3.625	260,000		329,225

Total				1,939,046

Restaurants (0.2%)
Yum! Brands, Inc.
Senior Unsecured
03-15-18	6.250	1,550,000		1,750,094

Retailers (0.8%)
Charming Shoppes, Inc.
Senior Unsecured
05-01-14	1.125	380,000	(m)	317,300
CVS Caremark Corp.
Senior Unsecured
06-01-17	5.750	3,700,000		4,116,805

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Giraffe Acquisition Corp.
Senior Unsecured
12-01-18	9.125	315,000	(d)	328,388
Home Depot, Inc.
Senior Notes
09-15-40	5.400	1,200,000		1,171,569
Michaels Stores, Inc.
Senior Notes
11-01-18	7.750	310,000	(d,m)	307,675
priceline.com, Inc.
Senior Unsecured
03-15-15	1.250	210,000	(d)	308,175
QVC, Inc.
Senior Secured
10-15-20	7.375	350,000	(d)	365,750
Rite Aid Corp.
Senior Secured
08-15-20	8.000	155,000	(m)	161,394
Toys R Us — Delaware, Inc.
Senior Secured
09-01-16	7.375	318,000	(d,m)	329,925
Toys R Us Property Co. II LLC
Senior Secured
12-01-17	8.500	225,000		241,875
Wal-Mart Stores, Inc.
Senior Unsecured
10-25-40	5.000	850,000		825,575

Total				8,474,431

Technology (0.8%)
Advanced Micro Devices, Inc.
Senior Unsecured
05-01-15	6.000	380,000		382,850
Arris Group, Inc.
Senior Unsecured
11-15-26	2.000	340,000	(m)	348,075
CACI International, Inc.
Senior Subordinated Notes
05-01-14	2.125	280,000		319,550
Cadence Design Systems, Inc.
Senior Notes
06-01-15	2.625	240,000	(d)	303,300
Digital River, Inc.
Senior Unsecured
11-01-30	2.000	400,000	(d)	391,577
DST Systems, Inc.
Senior Unsecured
08-15-23	4.125	520,000	(m,q)	578,500
EMC Corp.
Senior Unsecured
12-01-11	1.750	280,000		404,950
12-01-13	1.750	470,000		707,937
First Data Corp.
09-24-15	9.875	10,000	(m)	9,525
First Data Corp.
Pay-in-kind
09-24-15	10.550	18,000	(i)	17,055
First Data Corp.
Senior Notes
01-15-21	12.625	342,000	(d)	326,610

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
First Data Corp.
Senior Secured
08-15-20	8.875	155,000	(d)	163,525
01-15-21	8.250	122,000	(d,m)	117,120
Freescale Semiconductor, Inc.
Senior Secured
04-15-18	9.250	150,000	(d)	165,000
Informatica Corp.
Senior Unsecured
03-15-26	3.000	110,000		241,313
Interactive Data Corp.
08-01-18	10.250	280,000	(d)	306,600
Ixia
Senior Notes
12-15-15	3.000	140,000	(d)	155,428
Micron Technology, Inc.
Senior Unsecured Convertible
06-01-14	1.875	610,000		576,450
Nuance Communications, Inc.
Senior Unsecured
08-15-27	2.750	215,000		252,356
NXP BV/Funding LLC
Senior Secured
08-01-18	9.750	600,000	(c,d)	677,250
ON Semiconductor Corp.
12-15-26	2.625	325,000		380,656
RightNow Technologies, Inc.
11-15-30	2.500	265,000	(d)	263,623
Rovi Corp.
Senior Unsecured
02-15-40	2.625	330,000	(d)	476,025
SanDisk Corp.
Senior Unsecured
08-15-17	1.500	210,000		237,038
SunGard Data Systems, Inc.
Senior Unsecured
11-15-18	7.375	355,000	(d)	356,775
Telvent GIT SA
Senior Unsecured
04-15-15	5.500	280,000	(c,d)	304,150

Total				8,463,238

Textile (—%)
Iconix Brand Group, Inc.
Senior Subordinated Notes
06-30-12	1.875	370,000		371,850

Tobacco (—%)
Vector Group Ltd.
Senior Unsecured
06-15-26	5.750	270,000	(q)	312,525

Transportation Services (0.4%)
Avis Budget Car Rental LLC/Finance, Inc.
01-15-19	8.250	640,000	(d)	644,800
DryShips, Inc.
Senior Unsecured
12-01-14	5.000	470,000	(c)	481,750

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
ERAC USA Finance LLC
10-15-37	7.000	2,320,000	(d)	2,498,234
The Hertz Corp.
10-15-18	7.500	450,000	(d)	469,125

Total				4,093,909

Wireless (0.9%)
Clearwire Communications LLC/Finance, Inc.
Senior Secured
12-01-15	12.000	240,000	(d)	259,200
12-01-17	12.000	80,000	(d,m)	82,800
Cricket Communications, Inc.
Senior Secured
05-15-16	7.750	1,000,000		1,037,500
Crown Castle International Corp.
Senior Unsecured
11-01-19	7.125	250,000		264,375
Equinix, Inc.
Subordinated Notes
10-15-14	3.000	380,000		380,475
Leap Wireless International, Inc.
Senior Unsecured
07-15-14	4.500	230,000		205,850
MetroPCS Wireless, Inc.
09-01-18	7.875	220,000		227,700
11-15-20	6.625	205,000		195,263
SBA Telecommunications, Inc.
08-15-16	8.000	275,000		297,688
Sprint Nextel Corp.
Senior Unsecured
08-15-17	8.375	1,075,000	(m)	1,152,938
United States Cellular Corp.
Senior Unsecured
12-15-33	6.700	2,250,000		2,185,566
Vodafone Group PLC
Senior Unsecured
01-30-15	5.375	2,200,000	(c)	2,418,096
Wind Acquisition Finance SA
Escrow
07-15-17	0.000	300,000	(c,g,j)	—
Wind Acquisition Finance SA
Secured
07-15-17	11.750	300,000	(c,d)	338,250
Wind Acquisition Finance SA
Senior Secured
02-15-18	7.250	220,000	(c,d)	223,300

Total				9,269,001

Wirelines (2.3%)
AT&T, Inc.
Senior Unsecured
02-15-39	6.550	4,045,000		4,402,796
Ciena Corp.
Senior Unsecured
10-15-18	3.750	400,000	(d)	497,360
Cincinnati Bell, Inc.
10-15-17	8.250	229,000		226,710
10-15-20	8.375	40,000		38,400

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Comtech Telecommunications Corp.
Senior Unsecured
05-01-29	3.000	180,000		186,818
Deutsche Telekom International Finance BV
08-20-18	6.750	875,000	(c)	1,034,710
Embarq Corp.
Senior Unsecured
06-01-36	7.995	1,750,000		1,910,788
Frontier Communications Corp.
Senior Unsecured
04-15-20	8.500	320,000		349,600
Level 3 Financing, Inc.
02-15-17	8.750	599,000		551,080
PAETEC Holding Corp.
07-15-15	9.500	23,000		23,805
PAETEC Holding Corp.
Senior Secured
06-30-17	8.875	40,000		42,700
PAETEC Holding Corp.
Senior Unsecured
12-01-18	9.875	205,000	(d,m)	210,638
Telecom Italia Capital SA
07-18-36	7.200	1,250,000	(c)	1,173,828
Telefonica Emisiones SAU
01-15-15	4.949	5,000,000	(c)	5,178,421
TELUS Corp.
Senior Unsecured
06-01-11	8.000	1,275,000	(c)	1,309,769
Verizon New York, Inc.
Senior Unsecured
04-01-12	6.875	2,035,000		2,170,838
04-01-32	7.375	4,595,000		5,156,215
Windstream Corp.
08-01-16	8.625	1,000,000		1,052,500

Total				25,516,976

Total Bonds (Cost: $391,753,335)				$395,189,446

Money Market Fund (6.7%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.229%	70,773,258	(o)	$70,773,258

Total Money Market Fund (Cost: $70,773,258)			$70,773,258

Investments of Cash Collateral Received for Securities on Loan (9.7%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (1.8%)
Ebbets Funding LLC
01-10-11	0.500%	$4,997,847	$4,997,847
Rheingold Securitization
01-10-11	0.430	4,998,148	4,998,148
Rhein-Main Securitisation Ltd.
01-12-11	0.551	3,994,378	3,994,378
Royal Park Investments Funding Corp.
03-08-11	0.410	4,995,217	4,995,217

Total			18,985,590

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Certificates of Deposit (3.5%)
Bank of Nova Scotia
05-12-11	0.280	4,000,000	4,000,000
Credit Industrial et Commercial
01-04-11	0.470	3,000,000	3,000,000
Development Bank of Singapore Ltd.
01-25-11	0.310	2,000,000	2,000,000
02-17-11	0.300	2,000,000	2,000,000
DZ Bank AG
02-10-11	0.400	5,000,000	5,000,000
KBC Bank NV
01-24-11	0.450	3,000,000	3,000,000
Mitsubishi UFJ Trust and Banking Corp.
02-22-11	0.320	2,000,000	2,000,000
National Bank of Canada
03-21-11	0.400	3,000,000	3,000,000
Norinchukin Bank
02-08-11	0.330	3,000,000	3,000,000
Pohjola Bank PLC
03-16-11	0.660	4,000,000	4,000,000
United Overseas Bank Ltd.
02-22-11	0.340	5,000,000	5,000,000
Westpac Banking Corp.
05-09-11	0.290	2,000,000	2,000,000

Total			38,000,000

Commercial Paper (0.9%)
Macquarie Bank Ltd.
01-04-11	0.370	3,997,492	3,997,492
Suncorp Metway Ltd.
01-10-11	0.400	4,998,167	4,998,167

Total			8,995,659

Other Short-Term Obligations (0.5%)
Natixis Financial Products LLC
01-03-11	0.500	5,000,000	5,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (3.0%)(l)
Barclays Capital, Inc. dated 11-04-10, matures 01-31-11, repurchased price
$5,001,292	0.300%	$5,000,000	$5,000,000
Goldman Sachs & Co. dated 12-31-10, matures 01-03-11, repurchase price
$6,373,288	0.170	6,373,198	6,373,198
Merrill Lynch Government Securities Income dated 12-31-10, matures 01-03-11, repurchase price
$10,000,208	0.250	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$10,000,417	0.500	10,000,000	10,000,000

Total			31,373,198

	Effective	Principal
Issuer	yield	amount	Value(a)
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $102,354,447)			$102,354,447

Total Investments in Securities
(Cost: $1,068,476,293)(t)			$1,155,795,765

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at Dec. 31, 2010

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation

E-Mini S&P 400 Index	3	$271,590	March 2011	$3,546	$—
Russell 2000 Mini Index	3	234,690	March 2011	2,683	—
S&P 500 Index	2	626,500	March 2011	5,318	—
U.S. Treasury Note, 5-year	(49)	(5,768,219)	April 2011	97,624	—
U.S. Treasury Note, 10-year	21	2,529,188	March 2011	—	(30,703)

Total				$109,171	$(30,703)

Credit Default Swap Contracts Outstanding at Dec. 31, 2010
Sell Protection

						Unamortized	Periodic
						premium	payments
		Expiration	Receive	Notional	Market	(paid)	receivable	Unrealized	Unrealized
Counterparty	Reference entity	date	fixed rate	amount	Value	received	(payable)	appreciation	depreciation

JPMorgan Chase Bank, N.A.	CDX North America High Yield Index	Dec. 20, 2015	5.000%	$15,000,000	$441,821	$438,954	$25,000	$905,775	$—
Forward Foreign Currency Exchange Contracts Open at Dec. 31, 2010

				Unrealized	Unrealized
Counterparty	Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

HSBC Securities (USA), Inc.	Jan. 3, 2011	317,242	40,768	$—	$(50)
		(HKD)	(USD)

Goldman, Sachs & Co.	Jan. 5, 2011	96,106	638,941	612	—
		(USD)	(ZAR)

HSBC Securities (USA), Inc.	Jan. 12, 2011	11,242,000	11,622,702	—	(421,050)
		(CHF)	(USD)

Goldman, Sachs & Co.	Jan. 12, 2011	3,594,000	4,719,821	—	(84,751)
		(EUR)	(USD)

J.P. Morgan Securities, Inc.	Jan. 12, 2011	582,342,000	6,960,610	—	(214,111)
		(JPY)	(USD)

State Street Bank & Trust Company	Jan. 12, 2011	6,938,752	7,011,000	216,780	—
		(USD)	(AUD)

HSBC Securities (USA), Inc.	Jan. 12, 2011	11,818,700	70,268,000	245,955	—
		(USD)	(NOK)

UBS Securities	Jan. 12, 2011	4,728,482	6,258,000	140,991	—
		(USD)	(NZD)

Total				$604,338	$(719,962)

Notes to Portfolio of Investments

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — European Monetary Unit

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

JPY — Japanese Yen

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

ZAR — South African Rand

(a) Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2010.

(b) Non-income producing

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 23.61% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2010, the value of these securities amounted to $69,705,598 or 6.63% of net assets.

(e) At Dec. 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $7,714,561.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Dec. 31, 2010 was $1,151,332, representing 0.11% of net assets. Information concerning such security holdings at Dec. 31, 2010 was as follows:

	Acquisition
Security	dates	Cost

2009 Dole Food Automatic Common Exchange Security Trust 7.000% Convertible	09-15-10 thru 10-14-10	$252,998
BGP Holdings PLC	02-04-09 thru 05-14-09	—
Globaltrans Investment PLC, GDR	06-09-10 thru 10-13-10	206,914
Magnit OJSC, GDR	06-09-10 thru 10-13-10	198,188
Pharmstandard, GDR	06-09-10 thru 10-13-10	172,162
Samsung Electronics Co., Ltd., GDR	11-03-09 thru 02-03-10	89,522
Wind Acquisition Finance SA Escrow —% 2017	11-15-10	—
(h)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(j)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(k)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2010.

(l)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.300%)

Security description	Value (a)

Arabella Ltd	$25,198
Archer Daniels	259,234
ASB Finance Ltd	307,122
Banco Bilbao Vizcaya	829,061
Banco Bilbao Vizcaya Argentaria/New York NY	12,260
BP Capital Markets	154,073
BPCE	110,771
Central American Bank	960
Commonwealth Bank of Australia	155,968
Credit Agricole NA	255
Danske Corp	383,706
Electricite De France	635,382
European Investment Bank	854,923
Gdz Suez	131,977
Golden Funding Corp	9,086
Ing (US) Funding LLC	40
Natexis Banques	98,669
Nationwide Building	615,131
Natixis NY	47,999
Natixis US Finance Co	800
Prudential PLC	185,570
Silver Tower US Fund	2,400
Skandin Ens Banken	24,018
Societe Gen No Amer	399,797
Societe Generale NY	5,199
UBS Ag Stamford	401

Total market value of collateral securities	$5,250,000

Goldman Sachs & Co. (0.170%)

Security description	Value (a)

Government National Mortgage Association	$6,500,662

Total market value of collateral securities	$6,500,662

Merrill Lynch Government Securities Income (0.250%)

Security description	Value (a)

Fannie Mae REMICS	$1,920,640
Freddie Mac REMICS	8,279,377

Total market value of collateral securities	$10,200,017

Mizuho Securities USA, Inc. (0.500%)

Security description	Value (a)

Fannie Mae Grantor Trust	$4,938
Fannie Mae Pool	4,149,551
Fannie Mae REMICS	428,238
Fannie Mae Whole Loan	11,634
Federal Farm Credit Bank	6,664
Federal Home Loan Banks	172,904
Federal Home Loan Mortgage Corp	26,630
FHLMC Structured Pass Through Securities	25,222
Freddie Mac Gold Pool	2,174,343
Freddie Mac Non Gold Pool	257,995
Freddie Mac REMICS	479,399
Ginnie Mae II Pool	351,038
Government National Mortgage Association	651,145
United States Treasury Note/Bond	1,460,299

Total market value of collateral securities	$10,200,000

(m)	At Dec. 31, 2010, security was partially or fully on loan.

(n)	The following abbreviations are used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

AGM	— Assured Guaranty Municipal Corporation

XLCA	— XL Capital Assurance
(o)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(p)	At Dec. 31, 2010, investments in securities included securities valued at $45,179 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(q)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2010.

(r)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(s)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Dec. 31, 2010:

	Principal	Settlement	Proceeds
Security	amount	date	receivable	Value

Federal National Mortgage Association 12-01-25 3.000%	$250,000	01-25-11	$252,884	$245,144
(t)	At Dec. 31, 2010, the cost of securities for federal income tax purposes was approximately $1,068,476,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$101,142,000
Unrealized depreciation	(13,822,000)

Net unrealized appreciation	$87,320,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Sept. 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 30, 2010:

	Fair value at Dec. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Aerospace & Defense	$10,909,934	$2,167,544	$—	$13,077,478
Airlines	1,820,104	775,427	—	2,595,531
Auto Components	4,569,295	1,716,473	—	6,285,768
Automobiles	—	2,273,599	—	2,273,599
Beverages	1,339,841	1,371,900	—	2,711,741
Capital Markets	8,625,930	3,202,657	—	11,828,587
Chemicals	6,386,705	6,145,452	—	12,532,157
Commercial Banks	10,610,431	17,424,489	—	28,034,920
Commercial Services & Supplies	6,527,531	915,543	—	7,443,074
Communications Equipment	1,916,057	447,021	—	2,363,078
Computers & Peripherals	20,734,635	413,940	—	21,148,575
Construction & Engineering	1,354,666	1,884,308	—	3,238,974
Construction Materials	—	1,320,807	—	1,320,807
Consumer Finance	8,939,851	179,973	—	9,119,824
Distributors	—	445,305	—	445,305
Diversified Financial Services	12,296,938	1,550,511	—	13,847,449
Diversified Telecommunication Services	9,258,164	3,693,253	—	12,951,417
Electric Utilities	8,014,011	2,310,686	—	10,324,697
Electrical Equipment	2,412,541	3,572,381	—	5,984,922
Electronic Equipment, Instruments & Components	3,730,012	5,215,394	—	8,945,406
Energy Equipment & Services	8,516,195	1,742,585	—	10,258,780
Food & Staples Retailing	9,662,049	3,997,688	—	13,659,737
Food Products	7,719,441	4,823,061	—	12,542,502
Gas Utilities	1,975,983	1,544,385	—	3,520,368
Health Care Equipment & Supplies	2,871,714	320,022	—	3,191,736
Health Care Providers & Services	13,246,501	1,413,540	—	14,660,041
Hotels, Restaurants & Leisure	275,345	499,468	—	774,813
Household Durables	1,179,741	4,981,075	—	6,160,816
Household Products	2,667,383	529,722	—	3,197,105
Independent Power Producers & Energy Traders	—	2,152,814	—	2,152,814
Industrial Conglomerates	10,359,419	1,066,149	—	11,425,568
Insurance	17,295,382	4,302,718	—	21,598,100
Internet & Catalog Retail	1,380,445	611,754	—	1,992,199
Internet Software & Services	2,749,570	764,420	—	3,513,990
IT Services	13,522,728	482,370	—	14,005,098
Leisure Equipment & Products	1,533,952	978,367	—	2,512,319
Machinery	7,774,975	812,798	—	8,587,773
Media	7,117,370	502,868	—	7,620,238
Metals & Mining	15,571,075	6,008,895	—	21,579,970
Multiline Retail	7,045,845	629,894	—	7,675,739
Multi-Utilities	6,811,486	2,283,074	—	9,094,560
Oil, Gas & Consumable Fuels	36,616,355	11,490,191	—	48,106,546
Paper & Forest Products	1,571,483	1,162,999	—	2,734,482
Personal Products	2,349,800	262,713	—	2,612,513
Pharmaceuticals	21,783,953	6,845,710	—	28,629,663
Professional Services	5,848,823	992,433	—	6,841,256
Real Estate	—	—	1	1
Real Estate Investment Trusts (REITs)	14,807,596	1,649,050	—	16,456,646
Real Estate Management & Development	586,201	4,194,722	—	4,780,923
Road & Rail	1,772,472	253,487	—	2,025,959
Semiconductors & Semiconductor Equipment	18,803,061	3,907,122	—	22,710,183
Software	12,682,686	2,009,600	—	14,692,286
Specialty Retail	18,757,453	4,209,252	—	22,966,705
Textiles, Apparel & Luxury Goods	5,885,633	3,752,953	—	9,638,586
Tobacco	10,563,217	504,131	—	11,067,348
Trading Companies & Distributors	2,636,871	3,049,266	—	5,686,137
Water Utilities	—	160,840	—	160,840
Wireless Telecommunication Services	3,452,262	4,514,908	—	7,967,170
All Other Industries	13,919,984	—	—	13,919,984
Preferred Stocks
Automotive	—	811,650	—	811,650
Banking	1,290,868	408,832	—	1,699,700
Building Materials	—	434,160	—	434,160
Chemicals	—	1,466,622	—	1,466,622
Electric	306,096	384,153	—	690,249
Food and Beverage	326,172	325,921	—	652,093
Gas Pipelines	—	352,875	—	352,875
Health Care	—	297,894	—	297,894
Independent Energy	—	682,813	—	682,813
Oil Field Services	1,641,342	106,944	—	1,748,286
Other Financial Institutions	—	518,600	—	518,600
REITS	—	556,875	—	556,875
Transportation Services	—	362,925		362,925
Rights
Commercial Banks	—	9,069	—	9,069

Total Equity Securities	434,325,573	153,153,040	1	587,478,614

Bonds
Foreign Government Obligations & Agencies	—	23,560,930	—	23,560,930
U.S. Government Obligations & Agencies	14,683,580	34,466,460	—	49,150,040
Asset-Backed Securities	—	661,835	—	661,835
Commercial Mortgage-Backed Securities	—	7,255,881	—	7,255,881
Residential Mortgage-Backed Securities	7,690,758	19,633,721	—	27,324,479
Corporate Debt Securities	—	287,236,281	—	287,236,281

Total Bonds	22,374,338	372,815,108	—	395,189,446

Other
Affiliated Money Market Fund(c)	70,773,258	—	—	70,773,258
Investments of Cash Collateral Received for Securities on Loan	—	102,354,447	—	102,354,447

Total Other	70,773,258	102,354,447	—	173,127,705

Investments in Securities	527,473,169	628,322,595	1	1,155,795,765
Derivatives(d)
Assets
Futures Contracts	109,171	—	—	109,171
Forward Foreign Currency Exchange Contracts	—	604,338	—	604,338
Swap Contracts	—	905,775	—	905,775
Liabilities
Futures Contracts	(30,703)	—	—	(30,703)
Forward Foreign Currency Exchange Contracts	—	(719,962)	—	(719,962)

Total	$527,551,637	$629,112,746	$1	$1,156,664,384

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $128,317,716.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 30, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Asset-Backed
	Common Stocks	Securities	Total

Balance as of Sept. 30, 2010	$1	$35,112	$35,113
Accrued discounts/premiums	—	(11,415)	(11,415)
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)*	—	(117)	(117)
Sales	—	—	—
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(23,580)	(23,580)

Balance as of Dec. 30, 2010	$1	$—	$1

*	Change in unrealized appreciation (depreciation) relating to securities held at Dec. 31, 2010 was $0.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
RiverSource Strategic Income Allocation Fund
Dec. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (91.0%)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Foreign Agencies (3.6%)(c)
Ecopetrol SA
Senior Unsecured
07-23-19	7.625%	$855,000		$987,525
Empresa Nacional del Petroleo
Senior Unsecured
07-08-19	6.250	600,000	(d)	642,819
Empresas Publicas de Medellin ESP
Senior Unsecured
07-29-19	7.625	100,000	(d)	114,691
Korea Development Bank
Senior Unsecured
01-23-14	8.000	600,000		685,117
Kreditanstalt fuer Wiederaufbau
(JPY) Government Guaranteed
01-20-14	1.350	264,000,000		3,351,151
Pemex Project Funding Master Trust
03-01-18	5.750	550,000		588,053
05-03-19	8.000	600,000		723,000
01-21-21	5.500	1,050,000		1,063,125
06-15-35	6.625	870,000		885,220
06-15-38	6.625	450,000		457,077
Petrobras International Finance Co.
03-15-19	7.875	900,000		1,063,953
01-20-20	5.750	300,000		311,270
Petroleos de Venezuela SA
04-12-17	5.250	1,460,000		835,850
Petroleos de Venezuela SA
Senior Unsecured
10-28-16	5.125	500,000		262,487
Petroleum Co. of Trinidad & Tobago Ltd.
Senior Unsecured
08-14-19	9.750	200,000	(d)	240,678
Qatari Diar Finance QSC
Government Guaranteed
07-21-20	5.000	400,000	(d)	398,101

Total				12,610,117

Foreign Local Government (1.5%)(c)
Bogota Distrito Capital
(COP) Senior Unsecured
07-26-28	9.750	200,000,000	(d)	144,832

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
New South Wales Treasury Corp.
(AUD) Local Government Guaranteed
05-01-12	6.000	4,410,000		4,551,110
Provincia de Cordoba
Senior Unsecured
08-17-17	12.375	540,000	(d)	561,600

Total				5,257,542

Sovereign (8.8%)(c)
Argentina Bonos
Senior Unsecured
09-12-13	7.000	1,800,000		1,809,401
Argentina Government International Bond
Senior Unsecured
12-15-35	0.000	3,250,000	(g)	492,375
Brazilian Government International Bond
Senior Unsecured
01-22-21	4.875	780,000		796,672
01-07-41	5.625	1,100,000		1,078,000
Bundesrepublik Deutschland
(EUR)
01-04-18	4.000	830,000		1,213,519
07-04-34	4.750	55,000		87,669
Colombia Government International Bond
09-18-37	7.375	600,000		711,000
Colombia Government International Bond
(COP)
10-22-15	12.000	585,000,000		409,079
Colombia Government International Bond
Senior Unsecured
03-18-19	7.375	750,000		900,000
Dominican Republic International Bond
Senior Unsecured
05-06-21	7.500	400,000	(d)	430,000
El Salvador Government International Bond
Senior Unsecured
04-10-32	8.250	850,000	(d)	943,500
06-15-35	7.650	490,000	(d)	518,175
Government of the Cayman Islands
Senior Unsecured
11-24-19	5.950	200,000	(d)	206,000
Indonesia Government International Bond
Senior Unsecured
01-17-38	7.750	1,400,000	(d)	1,701,000
Lithuania Government International Bond
Senior Unsecured
09-14-17	5.125	300,000	(d)	296,250
Morgan Stanley
(BRL) Senior Unsecured
05-03-17	10.090	1,050,000	(d)	619,506
Peru Enhanced Pass-Through Finance Ltd.
Senior Secured Zero Coupon
05-31-18	6.947	1,210,328	(d,i)	968,263

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Perusahaan Penerbit SBSN
Senior Unsecured
04-23-14	8.800	700,000	(d)	829,024
Peruvian Government International Bond
Senior Unsecured
03-30-19	7.125	450,000		537,750
07-21-25	7.350	100,000		121,650
11-21-33	8.750	91,000		124,898
03-14-37	6.550	100,000		109,500
Philippine Government International Bond
Senior Unsecured
01-15-19	9.875	70,000		97,300
01-20-20	6.500	1,000,000		1,155,000
01-15-21	4.000	135,000		130,275
01-14-31	7.750	200,000		246,500
Republic of Colombia
(COP)
06-28-27	9.850	300,000,000		222,429
Republic of Iraq
01-15-28	5.800	250,000	(d)	227,500
Russian Foreign Bond — Eurobond
03-31-30	7.500	2,582,075	(d)	2,982,297
Russian Foreign Bond — Eurobond
Senior Unsecured
04-29-20	5.000	1,200,000	(d)	1,201,500
Turkey Government International Bond
Senior Unsecured
11-07-19	7.500	1,300,000		1,556,750
06-05-20	7.000	850,000		981,750
03-17-36	6.875	230,000		256,450
05-30-40	6.750	1,500,000		1,651,875
Ukraine Government International Bond
Senior Unsecured
06-26-12	6.385	250,000	(d)	254,111
Uruguay Government International Bond
11-18-22	8.000	200,000		247,500
Uruguay Government International Bond
(UYU)
04-05-27	4.250	13,433,144	(e)	746,761
Uruguay Government International Bond
Senior Unsecured
03-21-36	7.625	725,000		860,938
Venezuela Government International Bond
02-26-16	5.750	2,050,000	(d)	1,445,250
Venezuela Government International Bond
Senior Unsecured
05-07-23	9.000	1,670,000	(d)	1,135,600
Vnesheconombank Via VEB Finance Ltd.
Bank Guaranteed
11-22-25	6.800	760,000	(d)	766,510

Total				31,069,527

	Coupon	Principal
Issuer	Rate	Amount	Value(a)
Supranational (0.7%)(c)
Corp. Andina de Fomento
Senior Unsecured
06-04-19	8.125	1,400,000	1,679,068
European Investment Bank
(JPY) Senior Unsecured
06-20-17	1.400	46,000,000	588,921
01-18-27	2.150	29,100,000	377,071

Total			2,645,060

Treasury (10.5%)(c)
Brazil Notas do Tesouro Nacional
(BRL)
01-01-13	10.000	372,000	2,262,147
Canadian Government Bond
(CAD)
06-01-18	4.250	3,930,000	4,306,963
French Treasury Note
(EUR)
07-12-15	2.000	3,000,000	3,982,969
Indonesia Treasury Bond
(IDR) Senior Unsecured
09-15-19	11.500	2,000,000,000	276,390
11-15-20	11.000	2,000,000,000	270,862
06-15-21	12.800	17,200,000,000	2,572,129
07-15-22	10.250	2,900,000,000	370,812
Italy Buoni Poliennali Del Tesoro
(EUR)
06-15-15	3.000	3,400,000	4,411,535
Italy Buoni Poliennali Del Tesoro
(EUR)
03-01-19	4.500	1,400,000	1,866,935
Mexican Bonos
(MXN)
12-17-15	8.000	14,850,000	1,287,259
12-15-16	7.250	6,590,000	555,312
12-14-17	7.750	9,500,000	819,336
Norway Government Bond
(NOK)
05-16-11	6.000	3,837,000	667,960
05-15-13	6.500	17,655,000	3,307,647
Poland Government Bond
(PLN)
10-24-15	6.250	3,100,000	1,086,725
10-25-17	5.250	3,655,000	1,208,149
Sweden Government Bond
(SEK)
05-05-14	6.750	19,200,000	3,249,185
08-12-17	3.750	500,000	77,568
United Kingdom Gilt
(GBP)
03-07-19	4.500	2,680,000	4,565,477

Total			37,145,360

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
U.S. Government Obligations & Agencies (3.8%)
U.S. Treasury
07-15-12	1.500	120,000	(p)	121,992
09-30-12	0.375	1,000,000	(p)	997,617
11-30-15	1.375	1,009,000		980,543
02-15-20	3.625	51,000	(p)	52,928
11-15-20	2.625	2,135,000	(p)	2,013,905
02-15-40	4.625	8,755,000	(p)	9,170,863

Total				13,337,848

Asset-Backed (0.6%)
DT Auto Owner Trust
Series 2009-1 Class A1
10-15-15	2.980	1,048,462	(d)	1,054,179
Santander Drive Auto Receivables Trust
Series 2010-2 Class A2
08-15-13	0.950	1,150,000		1,149,859

Total				2,204,038

Commercial Mortgage-Backed (1.7%)(f)
Bear Stearns Commercial Mortgage Securities
Series 2007-T28 Class A1
09-11-42	5.422	595,273		607,760
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C2 Class A1
05-15-36	3.819	768,597		778,350
Greenwich Capital Commercial Funding Corp.
Series 2003-C2 Class A3
01-05-36	4.533	1,411,589		1,449,098
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11 Class A1
12-10-49	5.358	689,410		710,441
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
03-10-39	5.444	850,000		895,542
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-CB6 Class A1
07-12-37	4.393	547,972		565,310
Morgan Stanley Reremic Trust
Series 2010-GG10 Class A4A
08-12-45	5.807	900,000	(d)	962,322
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4 Class A3
08-15-39	6.073	50,000		54,366

Total				6,023,189

Residential Mortgage-Backed (5.4%)(f)
Countrywide Alternative Loan Trust
CMO Series 2007-OH3 Class A3
09-25-47	0.761	268,340	(h)	58,914
Federal Home Loan Mortgage Corp. #G02757
06-01-36	5.000	296,685		312,643
Federal National Mortgage Association
01-01-26	3.500	1,500,000	(m)	1,510,313
01-01-41	4.000	4,000,000	(m)	3,978,751
01-01-41	4.500	3,000,000	(m)	3,079,217

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
01-01-41	5.000	5,000,000	(m)	5,256,249
01-01-41	6.500	725,000	(m)	805,656
Federal National Mortgage Association #702038
05-01-33	5.000	571,289		604,225
Federal National Mortgage Association #735224
02-01-35	5.500	559,582		603,172
Federal National Mortgage Association #745392
12-01-20	4.500	384,399		406,742
Federal National Mortgage Association #766641
03-01-34	5.000	359,794		380,087
Federal National Mortgage Association #770439
04-01-34	6.000	39,565		43,895
Federal National Mortgage Association #848482
12-01-35	6.000	500,262		548,432
Federal National Mortgage Association #909214
07-01-38	7.000	398,844		451,087
Federal National Mortgage Association #949320
10-01-37	7.000	456,997	(q)	517,518
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2005-14 Class 2A1
12-25-35	5.500	668,588		687,764

Total				19,244,665

Aerospace & Defense (0.5%)
Esterline Technologies Corp.
08-01-20	7.000	30,000	(d)	31,050
Kratos Defense & Security Solutions, Inc.
Senior Secured
06-01-17	10.000	715,000		791,862
Oshkosh Corp.
03-01-17	8.250	289,000		314,288
03-01-20	8.500	246,000		269,985
TransDigm, Inc.
Senior Subordinated Notes
12-15-18	7.750	455,000	(d)	470,925

Total				1,878,110

Automotive (0.4%)
Accuride Corp.
Senior Secured
08-01-18	9.500	115,000	(d)	124,200
Cooper-Standard Automotive, Inc.
05-01-18	8.500	432,000	(d)	456,840
Delphi Automotive LLC
10-06-14	12.000	214		224
Lear Corp.
03-15-18	7.875	568,000		606,340
03-15-20	8.125	360,000		392,400

Total				1,580,004

Banking (1.6%)
Banco de Credito del Peru
(PEN) Subordinated Notes
10-15-22	7.170	2,000,000	(c,d)	731,907

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Bank of America Corp.
Senior Unsecured
05-01-18	5.650	210,000		216,618
07-01-20	5.625	1,725,000		1,752,610
JPMorgan Chase & Co.
Senior Unsecured
10-15-20	4.250	440,000		429,726
Morgan Stanley
Senior Unsecured
01-26-20	5.500	500,000		505,059
07-24-20	5.500	380,000		383,904
Santander U.S. Debt SA Unipersonal
Bank Guaranteed
10-07-15	3.781	1,500,000	(c,d)	1,406,569
Wells Fargo & Co.
Senior Unsecured
12-11-17	5.625	350,000		387,514

Total				5,813,907

Brokerage (0.3%)
E*Trade Financial Corp.
Senior Unsecured
09-15-13	7.375	120,000		119,400
12-01-15	7.875	325,000		322,563
E*Trade Financial Corp.
Senior Unsecured Pay-in-kind
11-30-17	12.500	585,000	(j)	687,375

Total				1,129,338

Building Materials (0.7%)
Associated Materials LLC
Senior Secured
11-01-17	9.125	245,000	(d)	257,250
Gibraltar Industries, Inc.
12-01-15	8.000	1,390,000		1,402,162
Interface, Inc.
Senior Notes
12-01-18	7.625	117,000	(d)	120,510
Norcraft Companies LP/Finance Corp.
Senior Secured
12-15-15	10.500	419,000		445,188
Nortek, Inc.
Senior Secured
12-01-13	11.000	230,000		244,950

Total				2,470,060

Chemicals (2.3%)
Ashland, Inc.
06-01-17	9.125	475,000		547,438
Celanese U.S. Holdings LLC
10-15-18	6.625	43,000	(d)	44,398
CF Industries, Inc.
05-01-18	6.875	1,015,000		1,086,050
05-01-20	7.125	1,015,000		1,111,425

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Hexion U.S. Finance Corp./Nova Scotia ULC
Secured
11-15-20	9.000	210,000	(d)	222,075
Hexion U.S. Finance Corp./Nova Scotia ULC
Senior Secured
02-01-18	8.875	1,163,000		1,242,955
Ineos Finance PLC
Senior Secured
05-15-15	9.000	305,000	(c,d)	326,350
Invista
05-01-12	9.250	164,000	(d)	166,527
LyondellBasell Industries
Senior Secured
11-01-17	8.000	1,062,000	(d)	1,178,819
MacDermid, Inc.
Senior Subordinated Notes
04-15-17	9.500	338,500	(d)	355,425
Momentive Performance Materials, Inc.
Secured
01-15-21	9.000	350,000	(d)	369,250
Nalco Co.
Senior Notes
01-15-19	6.625	355,000	(d)	362,988
Nova Chemicals Corp.
Senior Unsecured
11-01-16	8.375	235,000	(c)	250,275
11-01-19	8.625	365,000	(c)	398,763
Polypore International, Inc.
Senior Notes
11-15-17	7.500	400,000	(d)	408,000

Total				8,070,738

Construction Machinery (1.2%)
Case New Holland, Inc.
Senior Notes
12-01-17	7.875	726,000	(d)	798,600
Terex Corp.
Senior Unsecured
06-01-16	10.875	625,000		718,750
The Manitowoc Co., Inc.
02-15-18	9.500	719,000	(p)	787,305
11-01-20	8.500	230,000		244,375
United Rentals North America, Inc.
06-15-16	10.875	475,000		542,688
09-15-20	8.375	835,000		849,612
United Rentals North America, Inc.
Senior Unsecured
12-15-19	9.250	419,000		466,138

Total				4,407,468

Consumer Cyclical Services (0.5%)
Brickman Group Holdings, Inc.
Senior Notes
11-01-18	9.125	164,000	(d)	166,050

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Garda World Security Corp.
Senior Unsecured
03-15-17	9.750	795,000	(c,d)	854,625
West Corp.
10-01-18	8.625	280,000	(d)	296,800
10-15-16	11.000	96,000		104,160
West Corp.
Senior Notes
01-15-19	7.875	485,000	(d)	492,881

Total				1,914,516

Consumer Products (1.0%)
Central Garden and Pet Co.
03-01-18	8.250	820,000		838,450
Jarden Corp.
05-01-16	8.000	280,000		304,850
05-01-17	7.500	625,000		658,594
01-15-20	7.500	151,000		155,530
NBTY, Inc.
10-01-18	9.000	50,000	(d)	53,375
Spectrum Brands Holdings, Inc.
Senior Secured
06-15-18	9.500	1,135,000	(d)	1,248,500
Visant Corp.
Senior Notes
10-01-17	10.000	371,000	(d)	393,260

Total				3,652,559

Diversified Manufacturing (0.6%)
Amsted Industries, Inc.
Senior Notes
03-15-18	8.125	682,000	(d)	723,773
CPM Holdings, Inc.
Senior Secured
09-01-14	10.625	414,000	(d)	442,980
Pinafore LLC/Inc.
Senior Secured
10-01-18	9.000	90,000	(d)	97,650
SPX Corp.
09-01-17	6.875	512,000	(d)	544,000
WireCo WorldGroup, Inc.
Senior Unsecured
05-15-17	9.500	390,000	(d)	413,400

Total				2,221,803

Electric (4.4%)
Arizona Public Service Co.
Senior Unsecured
08-01-16	6.250	904,000		1,010,357
Calpine Corp.
Senior Secured
02-15-21	7.500	370,000	(d)	364,450

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
CenterPoint Energy Houston Electric LLC
03-01-14	7.000	1,085,000		1,240,404
CMS Energy Corp.
Senior Unsecured
02-15-18	5.050	400,000		396,500
Duke Energy Corp.
Senior Unsecured
09-15-14	3.950	540,000		565,875
Edison Mission Energy
Senior Unsecured
05-15-17	7.000	385,000		305,113
Energy Future Holdings Corp.
Senior Secured
01-15-20	10.000	350,000	(d)	360,071
Energy Future Intermediate Holding Co. LLC/Finance, Inc.
Senior Secured
12-01-20	10.000	432,000		445,510
Florida Power Corp.
1st Mortgage
06-15-38	6.400	200,000		232,556
Indiana Michigan Power Co.
Senior Unsecured
03-15-37	6.050	200,000		208,023
Majapahit Holding BV
06-28-17	7.250	562,000	(c,d)	640,094
01-20-20	7.750	1,100,000	(c,d)	1,271,911
Midwest Generation LLC
Pass-Through Certificates
01-02-16	8.560	163,134		164,765
National Power Corp.
Government Guaranteed
11-02-16	6.875	300,000	(c,d)	344,464
Nevada Power Co.
01-15-15	5.875	320,000		356,831
05-15-18	6.500	780,000		897,705
08-01-18	6.500	720,000		833,665
Nisource Finance Corp.
09-15-17	5.250	1,010,000		1,060,993
NRG Energy, Inc.
01-15-17	7.375	1,193,000		1,228,789
PacifiCorp
1st Mortgage
09-15-13	5.450	255,000		279,401
Power Sector Assets & Liabilities Management Corp.
Government Guaranteed
05-27-19	7.250	410,000	(c,d)	481,750
Sierra Pacific Power Co.
09-01-13	5.450	500,000		545,130
05-15-16	6.000	485,000		549,324
The Cleveland Electric Illuminating Co.
1st Mortgage
11-15-18	8.875	500,000		635,718
TransAlta Corp.
Senior Unsecured
05-15-18	6.650	990,000	(c)	1,118,545

Total				15,537,944

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Entertainment (0.8%)
AMC Entertainment Holding, Inc.
Senior Subordinated Notes
12-01-20	9.750	460,000	(d)	478,400
AMC Entertainment, Inc.
06-01-19	8.750	528,000		563,640
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
08-01-18	9.125	175,000	(d)	186,375
Regal Cinemas Corp.
07-15-19	8.625	770,000		816,200
Speedway Motorsports, Inc.
06-01-16	8.750	815,000		880,200

Total				2,924,815

Food and Beverage (2.3%)
Anheuser-Busch InBev Worldwide, Inc.
11-15-14	5.375	2,470,000	(d)	2,721,329
B&G Foods, Inc.
01-15-18	7.625	385,000		404,250
Bracol Holding Ltda
Senior Unsecured
10-05-16	10.250	220,000	(c,d)	238,942
Cerveceria Nacional Dominicana C por A
03-27-12	16.000	200,000	(c,d)	186,000
Cott Beverages, Inc.
11-15-17	8.375	35,000		37,800
09-01-18	8.125	185,000		199,338
Darling International, Inc.
12-15-18	8.500	85,000	(d)	88,613
Kraft Foods, Inc.
Senior Unsecured
08-11-17	6.500	280,000		325,757
02-01-18	6.125	1,310,000		1,496,406
Marfrig Overseas Ltd.
11-16-16	9.625	120,000	(c,d)	126,300
05-04-20	9.500	200,000	(c,d)	205,690
MHP SA
04-29-15	10.250	512,000	(c,d)	532,697
Michael Foods, Inc.
Senior Notes
07-15-18	9.750	455,000	(d)	493,675
Pinnacle Foods Finance LLC/Corp.
04-01-17	10.625	134,000		143,380
09-01-17	8.250	185,000		189,163
U.S. Foodservice
Senior Notes
06-30-15	10.250	916,000	(d)	925,160

Total				8,314,500

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Gaming (2.6%)
Boyd Gaming Corp.
Senior Notes
12-01-18	9.125	955,000	(d)	950,225
Boyd Gaming Corp.
Senior Subordinated Notes
02-01-16	7.125	339,000		304,253
Circus & Eldorado Joint Venture/Silver Legacy Capital Corp.
1st Mortgage
03-01-12	10.125	49,000		47,101
FireKeepers Development Authority
Senior Secured
05-01-15	13.875	855,000	(d)	1,008,900
MGM Resorts International
Senior Secured
11-15-17	11.125	525,000		603,750
MGM Resorts International
Senior Unsecured
03-01-18	11.375	1,035,000	(p)	1,122,975
Pinnacle Entertainment, Inc.
06-15-15	7.500	285,000		285,713
05-15-20	8.750	1,589,000		1,644,614
Pokagon Gaming Authority
Senior Notes
06-15-14	10.375	1,261,000	(d)	1,314,592
San Pasqual Casino
09-15-13	8.000	76,000	(d)	76,095
Seminole Indian Tribe of Florida
Senior Secured
10-01-20	6.535	275,000	(d)	269,913
Seneca Gaming Corp.
12-01-18	8.250	341,000	(d)	341,853
Shingle Springs Tribal Gaming Authority
Senior Notes
06-15-15	9.375	1,150,000	(d)	793,500
Tunica-Biloxi Gaming Authority
Senior Unsecured
11-15-15	9.000	511,000	(d)	482,895

Total				9,246,379

Gas Distributors (0.3%)
Energy Transfer Equity LP
10-15-20	7.500	770,000		800,800
Niska Gas Storage U.S. LLC/Canada ULC
03-15-18	8.875	203,000	(d)	216,444

Total				1,017,244

Gas Pipelines (1.9%)
AK Transneft OJSC Via TransCapitalInvest Ltd.
Senior Unsecured
03-05-14	5.670	130,000	(c,d)	137,855
Colorado Interstate Gas Co.
Senior Unsecured
11-15-15	6.800	3,219,000		3,708,368

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
El Paso Corp.
Senior Unsecured
06-01-18	7.250	28,000		29,680
09-15-20	6.500	345,000	(d)	346,725
Northwest Pipeline GP
Senior Unsecured
04-15-17	5.950	500,000		563,759
Regency Energy Partners LP/Finance Corp.
06-01-16	9.375	430,000		471,925
12-01-18	6.875	215,000		217,956
Southern Star Central Corp.
Senior Notes
03-01-16	6.750	575,000		580,750
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
08-15-11	7.000	500,000		518,640

Total				6,575,658

Health Care (2.4%)
American Renal Holdings
Senior Secured
05-15-18	8.375	312,000	(d)	319,800
AMGH Merger Sub, Inc.
11-01-18	9.250	357,000	(d)	374,850
Apria Healthcare Group, Inc.
Senior Secured
11-01-14	11.250	315,000		344,138
Biomet, Inc.
Pay-in-kind
10-15-17	10.375	356,000	(j)	388,930
ConvaTec Healthcare E SA
Senior Unsecured
12-15-18	10.500	335,000	(c,d,p)	339,606
Hanger Orthopedic Group, Inc.
11-15-18	7.125	320,000		319,200
HCA Holdings, Inc.
Senior Unsecured
05-15-21	7.750	225,000	(d,p)	225,000
HCA, Inc.
Secured
11-15-16	9.250	950,000		1,013,531
HCA, Inc.
Senior Secured
09-15-20	7.250	1,000,000		1,045,000
Healthsouth Corp.
02-15-20	8.125	728,000		782,600
IASIS Healthcare LLC/Capital Corp.
06-15-14	8.750	535,000		549,044
inVentiv Health, Inc.
08-15-18	10.000	934,000	(d)	945,675
LifePoint Hospitals, Inc.
10-01-20	6.625	168,000	(d)	166,740
Multiplan, Inc.
09-01-18	9.875	446,000	(d)	473,875
Radiation Therapy Services, Inc.
04-15-17	9.875	625,000	(d)	625,000

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Vanguard Health Holding Co. II LLC/Inc.
02-01-18	8.000	554,000		567,850

Total				8,480,839

Home Construction (0.6%)
Beazer Homes USA, Inc.
06-15-18	9.125	1,177,000		1,162,288
K Hovnanian Enterprises, Inc.
Senior Secured
10-15-16	10.625	655,000		671,375
KB Home
06-15-15	6.250	210,000		207,900

Total				2,041,563

Independent Energy (3.8%)
Anadarko Petroleum Corp.
Senior Unsecured
09-15-16	5.950	265,000		284,687
Berry Petroleum Co.
Senior Subordinated Notes
11-01-16	8.250	50,000		52,125
Berry Petroleum Co.
Senior Unsecured
06-01-14	10.250	220,000		252,450
11-01-20	6.750	135,000		135,675
Brigham Exploration Co.
10-01-18	8.750	325,000	(d)	349,375
Carrizo Oil & Gas, Inc.
10-15-18	8.625	712,000	(d)	735,140
Chaparral Energy, Inc.
12-01-15	8.500	135,000		137,363
Chesapeake Energy Corp.
08-15-20	6.625	1,020,000		999,600
Comstock Resources, Inc.
10-15-17	8.375	55,000		55,206
Concho Resources, Inc.
Senior Notes
01-15-21	7.000	337,000		345,425
Continental Resources, Inc.
10-01-20	7.375	212,000		224,720
04-01-21	7.125	317,000	(d)	332,850
Denbury Resources, Inc.
03-01-16	9.750	715,000		797,225
EnCana Holdings Finance Corp.
05-01-14	5.800	610,000	(c)	679,318
EXCO Resources, Inc.
09-15-18	7.500	715,000		698,913
Hilcorp Energy I LP/Finance Co.
Senior Unsecured
11-01-15	7.750	800,000	(d)	826,000
Hilcorp Energy I LP/Hilcorp Finance Co.
Senior Notes
04-15-21	7.625	656,000	(d)	677,320

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Petrohawk Energy Corp.
06-01-15	7.875	625,000		650,781
08-15-18	7.250	410,000		414,100
QEP Resources, Inc.
Senior Unsecured
03-01-21	6.875	470,000		493,500
Quicksilver Resources, Inc.
08-01-15	8.250	795,000		824,813
08-15-19	9.125	171,000		187,673
Range Resources Corp.
05-01-18	7.250	1,250,000		1,318,749
08-01-20	6.750	345,000		355,781
SandRidge Energy, Inc.
06-01-18	8.000	490,000	(d)	497,350
SandRidge Energy, Inc.
Pay-in-kind
04-01-15	8.625	93,000	(j)	95,209
Southwestern Energy Co.
Senior Notes
02-01-18	7.500	1,000,000		1,127,499

Total				13,548,847

Integrated Energy (0.5%)
Lukoil International Finance BV
11-05-19	7.250	1,100,000	(c,d)	1,180,826
TNK-BP Finance SA
03-13-18	7.875	425,000	(c,d)	480,641

Total				1,661,467

Life Insurance (0.4%)
ING Groep NV
12-29-49	5.775	1,502,000	(c,h)	1,291,720

Lodging (0.2%)
Starwood Hotels & Resorts Worldwide, Inc.
Senior Unsecured
12-01-19	7.150	585,000		640,575

Media Cable (1.8%)
Bresnan Broadband Holdings LLC
12-15-18	8.000	20,000	(d,p)	20,600
Cablevision Systems Corp.
Senior Unsecured
09-15-17	8.625	1,000,000		1,088,750
CCO Holdings LLC/Capital Corp.
04-30-18	7.875	370,000		382,950
04-30-20	8.125	747,000		789,953
Cequel Communications Holdings I LLC/Capital Corp.
Senior Unsecured
11-15-17	8.625	345,000	(d)	360,525
Comcast Corp.
07-01-39	6.550	35,000		38,064
CSC Holdings LLC
Senior Unsecured
06-15-15	8.500	500,000		543,750

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
DIRECTV Holdings LLC/Financing Co., Inc.
02-15-16	3.125	945,000		932,399
DISH DBS Corp.
02-01-16	7.125	850,000		877,625
Insight Communications Co., Inc.
Senior Notes
07-15-18	9.375	180,000	(d)	192,600
Virgin Media Secured Finance PLC
Senior Secured
01-15-18	6.500	1,037,000	(c)	1,091,442

Total				6,318,658

Media Non-Cable (3.2%)
Clear Channel Worldwide Holdings, Inc.
12-15-17	9.250	830,000		908,850
Entravision Communications Corp.
Senior Secured
08-01-17	8.750	895,000	(d)	941,988
Gray Television, Inc.
Senior Secured
06-29-15	10.500	1,092,000	(p)	1,100,189
Intelsat Jackson Holdings SA
06-15-16	11.250	465,000	(c)	501,038
Intelsat Jackson Holdings SA
Senior Unsecured
10-15-20	7.250	683,000	(c,d)	689,830
Intelsat Subsidiary Holding Co. SA
01-15-15	8.875	331,000	(c,d)	340,103
Nielsen Finance LLC/Co.
10-15-18	7.750	1,166,000	(d)	1,206,809
RR Donnelley & Sons Co.
Senior Unsecured
01-15-17	6.125	300,000		306,671
Salem Communications Corp.
Senior Secured
12-15-16	9.625	482,000		510,920
Sinclair Television Group, Inc.
Secured
11-01-17	9.250	435,000	(d)	473,063
Sirius XM Radio, Inc.
04-01-15	8.750	290,000	(d)	313,200
Sirius XM Radio, Inc.
Senior Secured
09-01-15	9.750	545,000	(d)	611,763
The Interpublic Group of Companies, Inc.
Senior Unsecured
07-15-17	10.000	750,000		877,500
Umbrella Acquisition, Inc.
Pay-in-kind
03-15-15	9.750	63,745	(d,j)	68,845
Univision Communications, Inc.
05-15-21	8.500	750,000	(d,p)	763,125

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Univision Communications, Inc.
Senior Secured
11-01-20	7.875	505,000	(d)	530,250
XM Satellite Radio, Inc.
11-01-18	7.625	976,000	(d)	1,007,719

Total				11,151,863

Metals (2.6%)
Aleris International, Inc.
Senior Unsecured
06-01-20	6.000	3,093	(s,v)	3,093
ArcelorMittal
Senior Unsecured
10-15-39	7.000	445,000	(c)	461,813
Arch Coal, Inc.
08-01-16	8.750	2,033,000		2,215,970
10-01-20	7.250	45,000		47,306
Consol Energy, Inc.
04-01-17	8.000	741,000	(d)	791,018
04-01-20	8.250	599,000	(d)	646,920
FMG Resources August 2006 Pty Ltd.
Senior Notes
11-01-15	7.000	733,000	(c,d)	754,282
02-01-16	6.375	350,000	(c,d)	350,000
Noranda Aluminum Acquisition Corp.
Pay-in-kind
05-15-15	5.193	1,812,176	(h,j)	1,637,754
Novelis, Inc.
12-15-17	8.375	510,000	(c,d)	527,850
12-15-20	8.750	505,000	(c,d)	523,938
Rain CII Carbon LLC/Corp.
Senior Secured
12-01-18	8.000	430,000	(d)	450,425
United States Steel Corp.
Senior Unsecured
02-01-18	7.000	625,000		634,375
04-01-20	7.375	157,000		159,355

Total				9,204,099

Non-Captive Diversified (2.7%)
Ally Financial, Inc.
03-15-20	8.000	2,163,000		2,363,077
09-15-20	7.500	635,000	(d)	673,100
CIT Group, Inc.
Senior Secured
05-01-16	7.000	475,000		476,781
05-01-17	7.000	2,265,000		2,270,663
Ford Motor Credit Co. LLC
Senior Unsecured
04-15-15	7.000	597,000		641,543
12-15-16	8.000	395,000		441,396
General Electric Capital Corp.
Senior Unsecured
01-10-39	6.875	965,000		1,115,212

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
International Lease Finance Corp.
Senior Unsecured
03-15-17	8.750	429,000	(d)	460,103
09-01-17	8.875	535,000		575,125
12-15-20	8.250	350,000		360,500

Total				9,377,500

Oil Field Services (1.9%)
Bristow Group, Inc.
09-15-17	7.500	445,000		469,475
Expro Finance Luxembourg SCA
Senior Secured
12-15-16	8.500	62,000	(c,d)	59,556
Frac Tech Services LLC/Finance, Inc.
11-15-18	7.125	345,000	(d)	350,175
Gazprom OAO Via Gazstream SA
07-22-13	5.625	20,335	(c,d)	21,008
Gazprom Via Gaz Capital SA
Secured
07-31-14	8.125	380,000	(c,d)	427,994
Gazprom Via Gaz Capital SA
Senior Unsecured
11-22-16	6.212	400,000	(c,d)	421,500
04-11-18	8.146	450,000	(c,d)	520,875
03-07-22	6.510	300,000	(c,d)	306,000
08-16-37	7.288	300,000	(c,d)	312,000
KazMunayGas National Co.
Senior Unsecured
01-23-15	11.750	400,000	(c,d)	495,500
07-02-18	9.125	850,000	(c,d)	989,187
05-05-20	7.000	400,000	(c,d)	415,228
04-09-21	6.375	200,000	(c,d)	198,250
McJunkin Red Man Corp.
Senior Secured
12-15-16	9.500	415,000	(d)	391,138
Offshore Group Investments Ltd.
Senior Secured
08-01-15	11.500	865,000	(c,d)	925,989
Trinidad Drilling Ltd.
Senior Unsecured
01-15-19	7.875	299,000	(c,d)	306,634

Total				6,610,509

Other Financial Institutions (0.1%)
Cardtronics, Inc.
09-01-18	8.250	410,000		428,450

Other Industry (0.3%)
Aquilex Holdings LLC/Finance Corp.
12-15-16	11.125	553,000		559,913
Chart Industries, Inc.
10-15-15	9.125	170,000		175,100
Interline Brands, Inc.
11-15-18	7.000	194,000	(d)	196,910

Total				931,923

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Packaging (1.4%)
Ardagh Packaging Finance PLC
10-15-20	9.125	300,000	(c,d)	312,000
Ball Corp.
09-01-19	7.375	650,000		698,750
Crown Americas LLC/Capital Corp. II
05-15-17	7.625	750,000		806,250
Reynolds Group Issuer, Inc./LLC
05-15-18	8.500	455,000	(d)	459,550
04-15-19	9.000	395,000	(d)	409,319
Reynolds Group Issuer, Inc./LLC
Senior Secured
10-15-16	7.750	65,000	(d)	68,494
04-15-19	7.125	907,000	(d)	922,873
Silgan Holdings, Inc.
Senior Unsecured
08-15-16	7.250	1,035,000		1,102,274

Total				4,779,510

Paper (0.4%)
Cascades, Inc.
12-15-17	7.750	1,300,000	(c)	1,355,250
Graphic Packaging International, Inc.
10-01-18	7.875	99,000		103,703
Verso Paper Holdings LLC/Inc.
Secured
08-01-14	9.125	65,000	(p)	66,950

Total				1,525,903

Pharmaceuticals (0.6%)
Mylan, Inc.
11-15-18	6.000	395,000	(d)	388,088
Valeant Pharmaceuticals International
10-01-17	6.750	175,000	(d)	174,125
10-01-20	7.000	775,000	(d)	765,313
Warner Chilcott Co. LLC/Finance
09-15-18	7.750	819,000	(c,d)	827,189

Total				2,154,715

Railroads (0.2%)
CSX Corp.
Senior Unsecured
03-15-13	5.750	100,000		109,034
04-15-41	5.500	440,000		432,324

Total				541,358

Retailers (0.8%)
Giraffe Acquisition Corp.
Senior Unsecured
12-01-18	9.125	650,000	(d)	677,625
Michaels Stores, Inc.
Senior Notes
11-01-18	7.750	460,000	(d,p)	456,550

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
QVC, Inc.
Senior Secured
04-15-17	7.125	468,000	(d)	489,060
Rite Aid Corp.
Senior Secured
08-15-20	8.000	300,000	(p)	312,375
Toys “R” Us, Inc.
Senior Unsecured
10-15-18	7.375	53,000		51,940
Toys R Us — Delaware, Inc.
Senior Secured
09-01-16	7.375	133,000	(d)	137,988
Toys R Us Property Co. I LLC
07-15-17	10.750	561,000		639,540

Total				2,765,078

Technology (1.7%)
Amkor Technology, Inc.
Senior Unsecured
05-01-18	7.375	491,000	(p)	510,640
Avaya, Inc.
11-01-15	9.750	325,000		330,688
First Data Corp.
09-24-15	9.875	90,000		85,725
First Data Corp.
Pay-in-kind
09-24-15	10.550	25,000	(j)	23,688
First Data Corp.
Senior Notes
01-15-21	12.625	826,000	(d)	788,830
First Data Corp.
Senior Secured
08-15-20	8.875	535,000	(d)	564,425
01-15-21	8.250	511,000	(d,p)	490,560
Freescale Semiconductor, Inc.
Senior Secured
04-15-18	9.250	265,000	(d)	291,500
Interactive Data Corp.
08-01-18	10.250	555,000	(d)	607,725
NXP BV/Funding LLC
Senior Secured
08-01-18	9.750	1,405,000	(c,d)	1,585,893
SunGard Data Systems, Inc.
Senior Unsecured
11-15-18	7.375	629,000	(d)	632,145
Trans Union LLC/Financing Corp.
06-15-18	11.375	175,000	(d)	199,500

Total				6,111,319

Transportation Services (0.8%)
Aeropuertos Argentina 2000 SA
Senior Secured
12-01-20	10.750	250,000	(c,d,p)	265,285
Avis Budget Car Rental LLC/Finance, Inc.
01-15-19	8.250	600,000	(d)	604,500

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
ERAC USA Finance LLC
10-15-37	7.000	755,000	(d)	813,003
The Hertz Corp.
10-15-18	7.500	410,000	(d)	427,425
01-15-21	7.375	552,000	(d,p)	563,040

Total				2,673,253

Wireless (2.4%)
CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Secured
05-01-17	7.750	138,000	(d)	150,765
Clearwire Communications LLC/Finance, Inc.
Senior Secured
12-01-15	12.000	314,500	(d)	339,660
12-01-15	12.000	369,000	(d)	398,520
12-01-17	12.000	165,000	(d)	170,775
Cricket Communications, Inc.
Senior Secured
05-15-16	7.750	375,000		389,063
Crown Castle International Corp.
Senior Unsecured
11-01-19	7.125	535,000		565,763
MetroPCS Wireless, Inc.
09-01-18	7.875	720,000		745,200
11-15-20	6.625	400,000		381,000
Nextel Communications, Inc.
08-01-15	7.375	500,000		500,625
SBA Telecommunications, Inc.
08-15-16	8.000	780,000		844,350
08-15-19	8.250	280,000		305,900
Sprint Capital Corp.
05-01-19	6.900	525,000		518,438
Sprint Nextel Corp.
Senior Unsecured
08-15-17	8.375	1,527,000	(p)	1,637,707
United States Cellular Corp.
Senior Unsecured
12-15-33	6.700	155,000		150,561
Wind Acquisition Finance SA
Escrow
07-15-17	0.000	750,000	(c,r,s,v)	—
Wind Acquisition Finance SA
Secured
07-15-17	11.750	750,000	(c,d)	845,624
Wind Acquisition Finance SA
Senior Secured
02-15-18	7.250	460,000	(c,d)	466,900

Total				8,410,851

Wirelines (4.2%)
AT&T, Inc.
Senior Unsecured
03-15-11	6.250	5,000		5,056
02-15-39	6.550	1,120,000		1,219,067

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Cincinnati Bell, Inc.
10-15-17	8.250	690,000		683,100
10-15-20	8.375	45,000		43,200
Embarq Corp.
Senior Unsecured
06-01-36	7.995	130,000		141,944
Frontier Communications Corp.
Senior Unsecured
04-15-15	7.875	104,000		113,620
04-15-17	8.250	260,000		285,350
04-15-20	8.500	330,000		360,525
Integra Telecom Holdings, Inc.
Senior Secured
04-15-16	10.750	462,000	(d)	475,860
ITC Deltacom, Inc.
Senior Secured
04-01-16	10.500	395,000		429,563
Level 3 Financing, Inc.
02-15-17	8.750	1,030,000		947,600
PAETEC Holding Corp.
07-15-15	9.500	47,000		48,645
PAETEC Holding Corp.
Senior Secured
06-30-17	8.875	813,000		867,878
PAETEC Holding Corp.
Senior Unsecured
12-01-18	9.875	425,000	(d)	436,688
Qtel International Finance Ltd.
06-10-19	7.875	600,000	(c,d)	701,381
02-16-21	4.750	400,000	(c,d)	387,290
10-19-25	5.000	770,000	(c,d,p)	723,369
Telecom Italia Capital SA
07-18-36	7.200	105,000	(c)	98,602
Telefonica Emisiones SAU
04-27-15	3.729	1,185,000	(c)	1,175,541
TELUS Corp.
Senior Unsecured
06-01-11	8.000	761,000	(c)	781,752
tw telecom holdings, inc.
03-01-18	8.000	427,000		453,688
Verizon New York, Inc.
Senior Unsecured
04-01-12	6.875	1,603,000		1,710,001
04-01-32	7.375	1,190,000		1,335,341
Windstream Corp.
11-01-17	7.875	400,000		420,500
03-15-19	7.000	1,100,000		1,083,500

Total				14,929,061

Total Bonds (Cost: $302,480,878)				$321,871,450

Senior Loans (5.4%)(n)

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Aerospace & Defense (—%)
Wesco Aircraft Hardware Corp.
2nd Lien Term Loan
03-28-14	6.020%	$107,500		$107,231

Airlines (—%)
United Air Lines, Inc.
Tranche B Term Loan
02-01-14	2.313	97,854		94,327

Automotive (—%)
Delphi Holdings LLP
Tranche A Term Loan
10-06-14	5.284	183		174
Delphi Holdings LLP
Tranche B Term Loan
10-06-14	5.284	1,851		1,763

Total				1,937

Building Materials (0.1%)
Custom Building Products, Inc.
Term Loan
03-19-15	5.750	84,407		84,671
Goodman Global, Inc.
1st Lien Term Loan
10-28-16	5.750	100,000		100,391
Goodman Global, Inc.
2nd Lien Term Loan
10-30-17	9.000-9.250	100,000		102,917
Springs Window Fashions LLC
Tranche B Term Loan
12-31-12	3.063	137,757		132,591

Total				420,570

Chemicals (0.4%)
Brenntag Holding Gmbh & Co. KG
2nd Lien Term Loan
07-17-15	6.453	125,000	(c)	125,625
Celanese U.S. Holdings LLC
Term Loan
04-02-14	1.761	525,455		523,127
Hexion Specialty Chemicals, Inc.
Tranche C1B Term Loan
05-05-15	4.063	129,286		127,913
Hexion Specialty Chemicals, Inc.
Tranche C2B Term Loan
05-05-15	4.063	57,549		56,938
Hexion Specialty Chemicals, Inc.
Tranche C5B Term Loan
05-05-15	4.063	96,750		95,057
Millenium Chemicals
2nd Lien Term Loan
11-15-14	6.053	125,000		123,438

	Coupon	Principal
Borrower	Rate	Amount	Value(a)
Nalco Co.
Tranche B1 Term Loan
10-05-17	4.500	174,563	176,003
PQ Corp.
1st Lien Term Loan
07-30-14	3.520-3.540	73,313	70,393

Total			1,298,494

Construction Machinery (0.1%)
The Manitowoc Co., Inc.
Tranche A Term Loan
11-06-13	5.313	217,889	218,652

Consumer Cyclical Services (0.1%)
Affinion Group, Inc.
Tranche B Term Loan
10-09-16	5.000	199,000	198,254

Consumer Products (0.1%)
Fender Musical Instruments Corp.
Delayed Draw Term Loan
06-09-14	2.540	14,373	13,343
Fender Musical Instruments Corp.
Term Loan
06-09-14	2.520	28,452	26,413
NBTY, Inc.
Tranche B Term Loan
10-01-17	6.250	125,000	126,626
Prestige Brands, Inc.
Term Loan
03-24-16	4.750	72,250	72,671
Visant Corp.
Tranche B Term Loan
12-22-16	7.000	74,813	75,635

Total			314,688

Diversified Manufacturing (0.2%)
Contech Construction Products, Inc.
Term Loan
01-31-13	5.250	363,269	304,237
IMG Worldwide, Inc.
Tranche B Term Loan
06-15-15	7.250	199,500	196,757
N.E.W. Holdings I LLC
Term Loan
03-23-16	6.000	282,857	281,019
Pinafore LLC/Inc.
Tranche B Term Loan
09-29-16	6.250	49,331	49,954

Total			831,967

Electric (0.2%)
Boston Generating LLC
1st Lien Revolving Term Loan
12-20-13	6.500	2,442	2,324

	Coupon	Principal
Borrower	Rate	Amount	Value(a)
Boston Generating LLC
1st Lien Synthetic Letter of Credit
12-20-13	0.178-4.550	25,749	24,503
Boston Generating LLC
Tranche B 1st Lien Term Loan
12-20-13	6.500	152,186	144,822
Dynegy Holdings, Inc.
Letter of Credit
04-02-13	4.020	184,888	183,039
FirstLight Power Resources, Inc.
Synthetic Letter of Credit
11-01-13	2.813	571	554
FirstLight Power Resources, Inc.
Tranche B 1st Lien Term Loan
11-01-13	2.813	28,066	27,224
GenOn Energy, Inc./Americas Inc.
Term Loan
09-20-17	6.000	100,000	100,714
New Development Holdings LLC
Term Loan
07-03-17	7.000	98,977	100,532
NRG Energy, Inc.
Credit Linked Deposit
02-01-13	2.053	20	20
08-31-15	3.553	51,806	51,730
NRG Energy, Inc.
Term Loan
02-01-13	2.053-2.011	12,959	12,845
08-31-15	3.553	61,509	61,419

Total			709,726

Entertainment (0.3%)
24 Hour Fitness Worldwide, Inc.
Tranche B Term Loan
04-22-16	6.750	224,438	217,518
Carmike Cinemas, Inc.
Term Loan
01-27-16	5.500	179,670	180,209
HIT Entertainment, Inc.
2nd Lien Term Loan
02-26-13	5.790	200,000	167,376
Six Flags Theme Parks, Inc.
Tranche B Term Loan
06-30-16	5.500	72,565	73,132
Sunshine Acquisition Ltd.
Term Loan
06-01-12	5.536	352,800	344,989
Universal City Development Partners Ltd.
Term Loan
11-06-14	5.500	74,250	74,884

Total			1,058,108

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Environmental (0.1%)
Synagro Technologies, Inc.
1st Lien Term Loan
04-02-14	2.270	198,462		177,623

Food and Beverage (0.1%)
Michael Foods Group, Inc.
Tranche B Term Loan
06-29-16	6.250-6.750	149,625		151,371
Pierre Foods, Inc.
1st Lien Term Loan
09-30-16	7.000-7.500	150,000		149,876
WM. Bolthouse Farms, Inc.
2nd Lien Term Loan
08-11-16	9.500	200,000		202,062

Total				503,309

Gaming (0.1%)
BLB Management Services, Inc.
Term Loan
11-05-15	8.500	160,441		158,568
Cannery Casino Resorts LLC
2nd Lien Term Loan
05-18-14	4.511	25,000		21,875
Golden Nugget, Inc.
2nd Lien Term Loan
12-31-14	3.520	50,000		20,542
Green Valley Ranch Gaming LLC
2nd Lien Term Loan
08-16-14	3.510	300,000	(b,k,l)	5,667

Total				206,652

Gas Pipelines (—%)
Calumet Lubricants Co. LP
Letter of Credit
01-03-15	4.141	14,368		13,829
Calumet Lubricants Co. LP
Term Loan
01-03-15	4.286	105,847		101,878

Total				115,707

Health Care (0.5%)
AMN Healthcare, Inc.
2nd Lien Term Loan
09-01-16	11.750	100,000		97,000
AMN Healthcare, Inc.
Tranche B Term Loan
06-23-15	7.250	72,211		71,489
Ardent Medical Services, Inc.
Term Loan
09-15-15	6.500	199,000		198,877
Caris Diagnostics, Inc.
Term Loan
01-29-16	7.250	96,547		94,616

	Coupon	Principal
Borrower	Rate	Amount	Value(a)
Community Health Systems, Inc.
Delayed Draw Term Loan
07-25-14	2.544	7,974	7,770
Community Health Systems, Inc.
Term Loan
07-25-14	2.544	155,119	151,163
01-25-17	3.794	78,033	77,669
Health Management Associates, Inc.
Tranche B Term Loan
02-28-14	2.053	280,796	275,461
Iasis Healthcare LLC
Delayed Draw Term Loan
03-14-14	2.261	466,216	455,493
Iasis Healthcare LLC
Synthetic Letter of Credit
03-14-14	2.261	127,186	124,261
National Mentor Holdings, Inc.
Letter of Credit
06-29-13	2.150	7,161	6,785
National Mentor Holdings, Inc.
Tranche B Term Loan
06-29-13	2.270	114,841	108,812

Total			1,669,396

Independent Energy (—%)
Venoco, Inc.
2nd Lien Term Loan
05-07-14	4.313	137,638	131,903

Media Cable (0.1%)
Quebecor Media
Tranche B Term Loan
01-17-13	2.289	117,875	117,286
WideOpenWest Finance LLC
Tranche A Term Loan
06-30-14	6.791-8.750	123,443	120,589

Total			237,875

Media Non-Cable (1.0%)
Cengage Learning Acquisitions, Inc.
Term Loan
07-03-14	2.550	545,917	514,357
Clear Channel Communications, Inc.
Tranche B Term Loan
01-29-16	3.911	475,000	411,824
CMP Susquehanna Corp.
Term Loan
05-05-13	2.313	247,884	222,708
Cumulus Media, Inc.
Term Loan
06-11-14	4.011	98,802	91,688

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Deluxe Entertainment Services Group, Inc.
Tranche A Credit-Linked Deposit
05-11-13	6.250	13,924		13,280
Deluxe Entertainment Services Group, Inc.
Tranche B Term Loan
05-11-13	6.250	229,739		219,114
Emmis Operating Co.
Tranche B Term Loan
11-01-13	4.283-4.303	218,262		191,058
GateHouse Media Operating, Inc.
Term Loan
08-28-14	2.520	698,528		275,220
Intelsat Jackson Holdings Ltd.
Term Loan
02-01-14	2.789-3.290	625,000		584,687
MediaNews Group, Inc.
Term Loan
03-19-14	8.500	30,750		30,043
Newsday LLC
Term Loan
08-01-13	6.539	25,000		25,500
Penton Media, Inc.
1st Lien Term Loan
08-01-14	5.000	485,370		388,296
Postmedia Network, Inc.
Term Loan
07-13-16	9.000	150,691	(c)	152,482
Quad/Graphics, Inc.
Term Loan
07-02-16	5.500	99,750		97,797
Revolution Studios Distribution Co. LLC
Tranche B Term Loan
12-21-14	4.020	269,065		212,561
Tribune Co.
Tranche B Term Loan
06-04-14	0.000	98,750	(b,k,l)	68,533
Tribune Co.
Tranche X Term Loan
06-04-09	0.000	17,067	(b,k,l)	11,435
Zuffa LLC
Term Loan
06-19-15	7.500	148,500		152,213

Total				3,662,796

Oil Field Services (—%)
Dresser, Inc.
2nd Lien Term Loan
05-04-15	6.034	150,000		149,663

Other Financial Institutions (—%)
Fifth Third Processing Solutions LLC
2nd Lien Term Loan
11-03-17	8.250	100,000		101,750

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Other Industry (0.1%)
ATI Acquisition Co.
Tranche B Term Loan
12-30-14	8.250	74,438	(s)	66,808
Sensus USA, Inc.
Tranche B3 Term Loan
06-03-13	7.000	222,188		223,854

Total				290,662

Other Utility (0.1%)
BRSP LLC
Term Loan
06-04-14	7.500	395,132		397,108

Packaging (0.5%)
Berry Plastics Holding Corp.
Tranche C Term Loan
04-03-15	2.284	496,144		467,953
Bway Holding Co.
Tranche B Term Loan
06-16-17	5.500-6.000	136,800		137,399
Graham Packaging Co. LP
Tranche D Term Loan
09-23-16	6.000	225,000		227,673
ICL Industrial Containers ULC
Tranche C Term Loan
06-16-17	5.500-6.000	12,825	(c)	12,881
Reynolds Group Holdings, Inc.
Term Loan
TBD	TBD	794,968	(m,o)	799,539
05-05-16	6.250-6.750	198,284		199,589
Reynolds Group Holdings, Inc.
Tranche D Term Loan
05-05-16	6.500	73,000		73,785

Total				1,918,819

Pharmaceuticals (—%)
Grifols, Inc.
Tranche B Term Loan
TBD	TBD	75,000	(m,o)	75,736
Warner Chilcott Co. LLC
Tranche A Term Loan
10-30-14	6.000	31,356		31,395
Warner Chilcott Co. LLC
Tranche B2 Term Loan
04-30-15	6.250	25,141		25,298
Warner Chilcott Corp.
Tranche B1 Term Loan
04-30-15	6.250	15,136		15,230

Total				147,659

Property & Casualty (0.1%)
Asurion LLC
Tranche B2 Term Loan
03-31-15	6.750	200,000		200,450

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
HUB International Ltd.
Term Loan
06-13-14	6.750	49,749		49,956

Total				250,406

Refining (0.1%)
Western Refining, Inc.
Term Loan
05-30-14	10.750	172,310		175,326
Wynnewood Refining Co.
Term Loan
11-13-14	11.750	67,500	(s)	63,450

Total				238,776

Retailers (0.5%)
Claire’s Stores, Inc.
Tranche B Term Loan
05-29-14	3.038-3.044	484,733		446,561
David’s Bridal, Inc.
Term Loan
01-31-14	2.303	489,238		474,561
General Nutrition Centers, Inc.
Term Loan
09-16-13	2.520-2.560	193,835		192,019
Gregg Appliances, Inc.
Term Loan
07-25-13	2.270	71,715		69,563
JRD Holdings, Inc.
Term Loan
07-02-14	2.520	125,000		123,750
Michaels Stores, Inc.
Tranche B2 Term Loan
07-31-16	4.813	206,823		206,695
Pilot Travel Centers LLC
Tranche B Term Loan
06-30-16	5.250	86,056		87,239
Rent-A-Center, Inc.
Tranche B Term Loan
03-31-15	3.310	53,548		53,414
The Pep Boys-Manny, Moe & Jack
Term Loan
10-27-13	2.300	137,057		133,802

Total				1,787,604

Technology (0.3%)
Fidelity National Information Services, Inc.
Tranche B Term Loan
07-18-16	5.250	100,000		101,124
Freescale Semiconductor, Inc.
Term Loan
12-01-16	4.508	231,245		223,103

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Infor Enterprise Solutions Holdings, Inc.
1st Lien Delayed Draw Term Loan
07-28-15	6.020	84,994		81,311
Infor Enterprise Solutions Holdings, Inc.
1st Lien Term Loan
07-28-15	6.020	162,899		155,840
Ship Luxco 3 S.A.R.L.
Tranche B2A Term Loan
TBD	TBD	350,000	(c,m,o)	351,533
The First American Corp.
Term Loan
04-12-16	4.750	74,813		75,280
Trans Union LLC
Term Loan
06-15-17	6.750	99,750		101,080

Total				1,089,271

Textile (0.1%)
Levi Strauss & Co.
Term Loan
03-27-14	2.511	100,000		95,750
Phillips-Van Heusen Corp.
Tranche B Term Loan
05-06-16	4.750	86,758		87,821

Total				183,571

Wireless (0.1%)
Crown Castle Operating Co.
Tranche B Term Loan
03-06-14	1.761	52,031		51,342
Hawaiian Telcom Communications, Inc.
Term Loan
10-28-15	9.000	14,343		14,412
Ntelos, Inc.
Tranche B Term Loan
08-07-15	5.750	123,750		123,879

Total				189,633

Wirelines (0.1%)
Alaska Communications Systems Holdings, Inc.
Term Loan
10-21-16	5.500	200,000		200,392
Integra Telecom Holdings, Inc.
Term Loan
04-15-15	9.250	199,500		202,159

Total				402,551

Total Senior Loans (Cost: $19,675,060)				$19,106,688

Common Stocks (0.6%)

Issuer	Shares		Value(a)
Auto Components (—%)
Delphi Automotive LLP	1	(b)	$26,905

Chemicals (0.5%)
Chemtura Corp.	97,297	(b)	1,554,805
LyondellBasell Industries NV, Class A	3,806	(b,c)	130,926

Total			1,685,731

Hotels, Restaurants & Leisure (—%)
BLB Management Services , Inc.	5,526	(b)	55,260
Buffets Restaurants Holdings, Inc.	1,852	(b)	6,945

Total			62,205

Industrial Conglomerates (—%)
Contech Construction Products, Inc.	48,032	(b)	2,402

IT Services (—%)
Advanstar Communications, Inc.	315	(b)	3,308

Media (—%)
MediaNews Group, Inc.	2,495	(b)	46,158

Metals & Mining (0.1%)
Aleris International, Inc.	3,583	(b)	206,023

Wireless Telecommunication Services (—%)
Hawaiian Telcom Holdco, Inc.	478	(b)	8,843

Total Common Stocks (Cost: $969,098)			$2,041,575

Warrants (—%)

Issuer	Shares		Value(a)
Communications Equipment (—%)
Citadel Broadcasting Corp., Class B	1,068	(b,s)	$31,506

Diversified Financial Services (—%)
Cumulus Media, Inc., Class A	692	(b,s)	2,495

Total Warrants (Cost: $31,634)			$34,001

Money Market Fund (5.4%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.229%	19,051,382	(t)	$19,051,382

Total Money Market Fund (Cost: $19,051,382)			$19,051,382

Investments of Cash Collateral Received for Securities on Loan (2.4%)

	Effective	Principal
Issuer	Yield	Amount	Value(a)
Repurchase Agreements(u)
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price $3,000,100	0.400%	$3,000,000	$3,000,000
Goldman Sachs & Co. dated 12-31-10, matures 01-03-11, repurchase price $5,543,861	0.170	5,546,783	5,546,783

Total	8,546,783

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $8,546,783)	$8,546,783

Total Investments in Securities (Cost: $350,754,835)(w)	$370,651,879

Summary of Investments in Securities by Country
The following table represents the portfolio investments of the Fund by country as a percentage of net assets at Dec. 31, 2010.

Percentage of
Country	net assets

Argentina	1.0%
Australia	1.6
Bermuda	0.4
Brazil	1.6
Canada	3.1
Cayman Islands	0.9
Chile	0.2
Colombia	0.9
Dominican Republic	0.2
El Salvador	0.4
France	1.1
Germany	1.3
Indonesia	2.3
Iraq	0.1
Ireland	0.3
Italy	1.8
Kazakhstan	0.6
Lithuania	0.1
Luxembourg	0.9
Mexico	1.9
Netherlands	0.8
Norway	1.1
Peru	0.5
Philippine Islands	0.7
Poland	0.6
Qatar	0.6
Russia	2.5
South Korea	0.2
Spain	0.7
Supra-National	0.7
Sweden	0.9
Trinidad and Tobago	0.1
Turkey	1.3
Ukraine	0.1
United Kingdom	1.7
Uruguay	0.5
Venezuela	1.0

Total Foreign Securities	34.7%

United States	70.1%

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at Dec. 31, 2010

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation

U.S. Treasury Long Bond, 20-year	51	$6,228,375	March 2011	$—	$(161,045)
U.S. Treasury Note, 2-year	92	20,139,375	April 2011	—	(11,639)
U.S. Treasury Note, 5-year	51	6,003,656	April 2011	28,213	—
U.S. Treasury Note, 10-year	(184)	(22,160,499)	March 2011	540,224	—
U.S. Treasury Ultra Bond, 30-year	43	5,465,031	March 2011	—	(62,885)

Total				$568,437	$(235,569)

Forward Foreign Currency Exchange Contracts Open at Dec. 31, 2010

				Unrealized	Unrealized
Counterparty	Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

State Street Bank & Trust Co.	Jan. 12, 2011	4,195,000	4,337,060	$—	$(157,117)
		(CHF)	(USD)

Goldman, Sach & Co.	Jan. 12, 2011	1,341,000	1,761,068	—	(31,622)
		(EUR)	(USD)

J.P. Morgan Securities, Inc.	Jan. 12, 2011	217,326,000	2,597,651	—	(79,905)
		(JPY)	(USD)

State Street Bank & Trust Co.	Jan. 12, 2011	2,590,032	2,617,000	80,918	—
		(USD)	(AUD)

HSBC Securities (USA), Inc.	Jan. 12, 2011	4,410,841	26,224,000	91,685	—
		(USD)	(NOK)

J.P. Morgan Securities, Inc.	Jan. 12, 2011	1,765,058	2,336,000	52,630	—
		(USD)	(NZD)

Total				$225,233	$(268,644)

Notes to Portfolio of Investments
AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CMO — Collateralized Mortgage Obligation

COP — Colombian Peso

EUR — European Monetary Unit

GBP — British Pound Sterling

IDR — Indonesian Rupiah

JPY — Japanese Yen

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian New Sol

PLN — Polish Zloty

SEK — Swedish Krona

UYU — Uruguay Peso

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2010.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 34.74% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2010, the value of these securities amounted to $94,392,485 or 26.69% of net assets.

(e)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’ an interest payment is made equal to 0.012225 of the difference.

(h)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2010.

(i)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(j)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(k)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

(l)	Issuer is in bankruptcy.

(m)	At Dec. 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $15,975,129.

(n)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o)	Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(p)	At Dec. 31, 2010, security was partially or fully on loan.

(q)	At Dec. 31, 2010, investments in securities included securities valued at $364,551 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(r)	Negligible market value.

(s)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Dec. 31, 2010 was $167,352, representing 0.05% of net assets. Information concerning such security holdings at Dec. 31, 2010 was as follows:

Acquisition
Security	dates	Cost

Aleris International, Inc. Senior Unsecured
6.000% 2020	06-29-10	$—
ATI Acquisition Co.

	Acquisition
Security	dates	Cost

Tranche B Term Loan
8.250% 2014	12-23-09	72,042
Citadel Broadcasting Corp., Class B	06-14-07 thru 01-06-10	31,634
Cumulus Media, Inc., Class A	11-05-09	—
Wind Acquisition Finance SA Escrow
—% 2017	11-15-10	—
Wynnewood Refining Co.
Term Loan
11.750% 2014	10-14-09	61,714

(t)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(u)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.400%)

Security description	Value (a)

Fannie Mae Interest Strip	$96,093
Fannie Mae Pool	262,436
Fannie Mae Principal Strip	3,138
Fannie Mae REMICS	175,919
Federal Farm Credit Bank	163,611
Federal Home Loan Banks	293,122
Federal Home Loan Mortgage Corp	21,992
Federal National Mortgage Association	254,158
FHLMC Structured Pass Through Securities	104,039
Freddie Mac Non Gold Pool	251,916
Freddie Mac Reference REMIC	1,696
Freddie Mac REMICS	154,618
Freddie Mac Strips	45,595
Ginnie Mae I Pool	29,471
Ginnie Mae II Pool	163,362
Government National Mortgage Association	65,727
United States Treasury Inflation Indexed Bonds	9,034
United States Treasury Note/Bond	717,915
United States Treasury Strip Coupon	214,582
United States Treasury Strip Principal	31,576

Total market value of collateral securities	$3,060,000

Goldman Sachs & Co. (0.170%)

Security description	Value (a)

Government National Mortgage Association	$5,657,718

Total market value of collateral securities	$5,657,718

(v)	Security was valued by management at fair value according to procedures approved, in good faith, by the board.

(w)	At Dec. 31, 2010, the cost of securities for federal income tax purposes was approximately $350,755,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$22,855,000
Unrealized depreciation	(2,958,000)

Net unrealized appreciation	$19,897,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Sept. 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	Inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$87,759,343	$968,263	$88,727,606
U.S. Government Obligations & Agencies	13,337,848	—	—	13,337,848
Asset-Backed Securities	—	2,204,038	—	2,204,038
Commercial Mortgage-Backed Securities	—	6,023,189	—	6,023,189
Residential Mortgage-Backed Securities	14,630,189	4,614,476	—	19,244,665
Corporate Debt Securities
Automotive	—	1,579,780	224	1,580,004
Banking	—	5,082,000	731,907	5,813,907
Metals	—	9,021,006	3,093	9,024,099
All Other Industries	—	175,916,094	—	175,916,094

Total Bonds	27,968,037	292,199,926	1,703,487	321,871,450

Senior Loans
Building Materials	—	335,899	84,671	420,570
Health Care	—	1,574,780	94,616	1,669,396
Media Cable	—	120,589	117,286	237,875
Media Non-Cable	—	3,637,296	25,500	3,662,796
Other Industry	—	—	290,662	290,662
Other Utility	—	—	397,108	397,108
Refining	—	175,326	63,450	238,776
Retailers	—	1,066,316	721,288	1,787,604
All Other Industries	—	10,401,901	—	10,401,901

Total Senior Loans	—	17,312,107	1,794,581	19,106,688

Equity Securities
Common Stocks
Auto Components	—	26,905	—	26,905
Hotels, Restaurants & Leisure	—	55,260	6,945	62,205
Industrial Conglomerates	—	2,402	—	2,402
IT Services	—	—	3,308	3,308
Media	—	—	46,158	46,158
Metals & Mining	—	—	206,023	206,023
Wireless Telecommunication Services	—	8,843	—	8,843
All Other Industries	1,685,731	—	—	1,685,731
Warrants
Communications Equipment	—	—	31,506	31,506
Diversified Financial Services	—	2,495	—	2,495

Total Equity Securities	1,685,731	95,905	293,940	2,075,576

Other
Affiliated Money Market Fund(c)	19,051,382	—	—	19,051,382
Investments of Cash Collateral Received for Securities on Loan	—	8,546,783	—	8,546,783

Total Other	19,051,382	8,546,783	—	27,598,165

Investments in Securities	48,705,150	318,154,721	3,792,008	370,651,879
Derivatives(d)
Assets
Futures Contracts	568,437	—	—	568,437
Forward Foreign Currency Exchange Contracts	—	225,233	—	225,233
Liabilities
Futures Contracts	(235,569)	—	—	(235,569)
Forward Foreign Currency Exchange Contracts	—	(268,644)	—	(268,644)

Total	$49,038,018	$318,111,310	$3,792,008	$370,941,336

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Foreign
	Government
	Obligations &	Corporate Debt
	Agencies	Securities	Senior Loans	Common Stocks	Warrants	Total

Balance as of Sept. 30, 2010	$1,042,496	$721,190	$2,905,108	$195,946	$24,697	$4,889,437
Accrued discounts/premiums	9,694	63	4,147	—	—	13,904
Realized gain (loss)	18,232	—	(130,167)	—	—	(111,935)
Change in unrealized appreciation (depreciation)*	(21,471)	13,971	118,608	66,488	6,809	184,405
Sales	(80,688)	—	(1,227,149)	—	—	(1,307,837)
Purchases	—	—	4,254	—	—	4,254
Transfers into Level 3	—	—	119,780	—	—	119,780
Transfers out of Level 3	—	—	—	—	—	—

Balance as of Dec. 31, 2010	$968,263	$735,224	$1,794,581	$262,434	$31,506	$3,792,008

*	Change in unrealized appreciation (depreciation) relating to securities held at Dec. 31, 2010 was $93,310, which is comprised of:

Foreign Government Obligations & Agencies	$(21,471)
Corporate Debt Securities	13,971
Senior Loans	27,513
Common Stocks	66,488
Warrants	6,809

Total change in unrealized appreciation (depreciation)	$93,310
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource Strategic Allocation Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer
Date February 18, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer
Date February 18, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer
Date February 18, 2011